                                                          File Nos. 333-63511
                                                                    811-09003



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [X]

                            Pre-Effective Amendment No.                      [ ]



                            Post-Effective Amendment No. 9                   [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [X]



                               Amendment No. 10


                        (Check appropriate box or boxes)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

              (Portion Relating to Polaris Plus Variable Annuity)
                     AIG SunAmerica Life Assurance Company

  doing business as Anchor National Life Insurance Company ("Anchor National")
                               (Name of Depositor)
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000


                            Christine A. Nixon, Esq.
                                Anchor National
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)


Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on August 28, 2002 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485

Title of securities being registered:

      Interests in a Separate Account under group and individual flexible payment deferred annuity contracts.

                          VARIABLE ANNUITY ACCOUNT SEVEN
              (Portion Related to Polaris Plus Variable Annuity)

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Glossary

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples

4.      Condensed Financial Information........           Exhibit C

5.      General Description of Registrant,
        Depositor and Portfolio Companies......           The Polaris Plus
                                                          Variable Annuity;
                                                          Other Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The Polaris Plus
                                                          Variable Annuity;
                                                          Purchasing a Polaris
                                                          Plus Variable Annuity;
                                                          Investment Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing a Polaris Plus
                                                          Variable Annuity

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The Variable
                                                    Annuity (P); Separate
                                                    Account; General Account;
                                                    Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing a Polaris Plus
                                                    Variable Annuity (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements



                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            [THE POLARIS PLUS LOGO]
                                VARIABLE ANNUITY

                                   PROSPECTUS

                                AUGUST 28, 2002



Please read this prospectus carefully         FLEXIBLE PAYMENT GROUP AND INDIVIDUAL DEFERRED ANNUITY
before investing and keep it for              CONTRACTS
future reference. It contains                     issued by
important information about the               ANCHOR NATIONAL LIFE INSURANCE COMPANY
Polaris Plus Variable Annuity.                    in connection with
                                              VARIABLE ANNUITY ACCOUNT SEVEN
To learn more about the annuity               The annuity has 31 investment choices - 5 fixed account
offered by this prospectus, obtain a          options and 26 variable investment portfolios listed below.
copy of the Statement of Additional           The 5 fixed account options include market value adjustment
Information ("SAI") dated August 28,          fixed accounts for specified periods of 1, 3, and 5 years.
2002. The SAI is on file with the             In addition there are 2 Dollar Cost Averaging Accounts for
Securities and Exchange Commission            6-month and 1-year periods. The 26 variable investment
("SEC") and is incorporated by                portfolios are part of the Anchor Series Trust or the
reference into this prospectus. The           SunAmerica Series Trust.
Table of Contents of the SAI appears
on page 25 of this prospectus. For a          STOCKS:
free copy of the SAI, call us at                  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
(877) 999-9205 or write to us at our                - Alliance Growth Portfolio                    SST
Annuity Service Center, P.O. Box                    - Global Equities Portfolio                    SST
54299, Los Angeles, California                      - Growth-Income Portfolio                      SST
90054-0299.
                                                  MANAGED BY DAVIS ADVISORS
In addition, the SEC maintains a                    - Davis Venture Value Portfolio                SST
website (http://www.sec.gov) that                   - Real Estate Portfolio                        SST
contains the SAI, materials
incorporated by reference and other               MANAGED BY FEDERATED INVESTORS L.P.
information filed electronically with               - Federated Value Portfolio                    SST
the SEC by Anchor National.                         - Telecom Utility Portfolio                    SST
ANNUITIES INVOLVE RISKS, INCLUDING                FRANKLIN ADVISORY SERVICES, LLC
POSSIBLE LOSS OF PRINCIPAL. ANNUITIES               - Small Company Value Portfolio                SST
ARE NOT A DEPOSIT OR OBLIGATION OF,
OR GUARANTEED OR ENDORSED BY, ANY                 MANAGED BY U.S. BANCORP ASSET MANAGEMENT
BANK. THEY ARE NOT FEDERALLY INSURED                - Equity Income Portfolio                      SST
BY THE FEDERAL DEPOSIT INSURANCE                    - Equity Index Portfolio                       SST
CORPORATION, THE FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY.                        MANAGED BY VAN KAMPEN
                                                    - International Diversified Equities Portfolio SST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
                                                    - Emerging Markets Portfolio                   SST
                                                    - International Growth and Income Portfolio    SST
                                                    - Putnam Growth Portfolio                      SST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
                                                    - Aggressive Growth Portfolio                  SST
                                                    - "Dogs" of Wall Street Portfolio              SST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Capital Appreciation Portfolio               AST
                                                    - Growth Portfolio                             AST
                                              BALANCED:
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
                                                    - SunAmerica Balanced Portfolio                SST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                   SST
                                              BOND:
                                                  MANAGED BY FEDERATED INVESTORS L.P.
                                                    - Corporate Bond Portfolio                     SST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/GOLDMAN
                                              SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                        SST
                                                  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                                                    - Worldwide High Income Portfolio              SST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
                                                    - High-Yield Bond Portfolio                    SST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Government and Quality Bond Portfolio        AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                    SST


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                               TABLE OF CONTENTS
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 GLOSSARY.............................................     3

 HIGHLIGHTS...........................................     4

 FEE TABLES...........................................     5
 Owner Transaction Expenses...........................     5
 The Income Protector Expense.........................     5
 Maximum Annual Separate Account Expenses.............     5
 Portfolio Expenses...................................     5

 EXAMPLES.............................................     6

 THE POLARIS PLUS VARIABLE ANNUITY....................     9

 PURCHASING A POLARIS PLUS VARIABLE ANNUITY...........     9
 Allocation of Purchase Payments......................    10
 Accumulation Units...................................    10
 Free Look............................................    10
 Exchange Offers......................................    10

 INVESTMENT OPTIONS...................................    10
 Variable Portfolios..................................    10
     Anchor Series Trust..............................    11
     SunAmerica Series Trust..........................    11
 Fixed Account Options................................    11
 Market Value Adjustment ("MVA")......................    12
 Transfers During the Accumulation Phase..............    12
 Market Timing........................................    13
 Dollar Cost Averaging ("DCA")........................    13
 Asset Allocation Rebalancing.........................    14
 Voting Rights........................................    14
 Substitution.........................................    14

 ACCESS TO YOUR MONEY.................................    15
 Withdrawal Restrictions..............................    15
 Texas Optional Retirement Program....................    15
 Systematic Withdrawal Program........................    15
 Loans................................................    16
 Free Withdrawal Amount...............................    16
 Minimum Contract Value...............................    16

 DEATH BENEFIT........................................    16

 EXPENSES.............................................    16
 Insurance Charges....................................    16
 Withdrawal Charges...................................    17
 Exceptions to Withdrawal Charge......................    17
 Investment Charges...................................    17
 Transfer Fee.........................................    18
 Premium Tax..........................................    18
 Income Taxes.........................................    18
 Reduction or Elimination of Charges and Expenses, and
   Additional Amounts Credited........................    18
 INCOME OPTIONS.......................................    18
 Annuity Date.........................................    18
 Income Options.......................................    18
 Fixed or Variable Income Payments....................    19
 Income Payments......................................    19
 Transfers During the Income Phase....................    19
 Deferment of Payments................................    19
 The Income Protector.................................    19

 TAXES................................................    21
 Annuity Contracts in General.........................    21
 Tax Treatment of Distributions -
   Qualified Contracts................................    22
 Minimum Distributions................................    22
 Tax Treatment of Death Benefits......................    22
 Diversification......................................    23

 PERFORMANCE..........................................    23

 OTHER INFORMATION....................................    23
 The Separate Account.................................    24
 The General Account..................................    24
 Distribution of the Contract.........................    24
 Administration.......................................    24
 Legal Proceedings....................................    24
 Custodian............................................    24
 Additional Information...............................    24

 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
 INFORMATION..........................................    25

 APPENDIX A -- PREMIUM TAXES..........................   A-1

 APPENDIX B -- MARKET VALUE ADJUSTMENT................   B-1

 APPENDIX C -- CONDENSED FINANCIAL INFORMATION........   C-1

 APPENDIX D -- HYPOTHETICAL EXAMPLE OF THE OPERATION
   OF THE INCOME PROTECTOR............................   D-1

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S) - The person(s) on whose life (lives) we base annuity payments. For a contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.

ANNUITY DATE - The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY (IES) - The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY - Anchor National Life Insurance Company, Anchor National, We, Us, the insurer that issues this contract.

CONTRACT - The variable annuity contract issued by Anchor National Life Insurance Company ("Anchor National"). This includes any applicable group master contract, certificate and endorsement.

CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by Anchor National. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.

ERISA - Employee Retirement Income Security Act of 1974 (as amended).

INCOME PHASE - The period during which we make annuity payments to you.

IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.

IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.

IRS - The Internal Revenue Service.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.

PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.

PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

TRUSTS - Refers to the Anchor Series Trust and the SunAmerica Series Trust collectively.

TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Portfolio has its own investment objective and is invested in the underlying investments of the Anchor Series Trust or the SunAmerica Series Trust.

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                                   HIGHLIGHTS
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Anchor National Life Insurance Company is in the process of changing its name to AIG SunAmerica Life Assurance Company. We anticipate this process to take some time to implement in all jurisdictions where we do business. We expect the name change to be completed during 2003. To begin this process we officially changed the name in our state of domicile, Arizona. However, we continue to do business today under the name Anchor National and will refer to the Company by that name throughout this prospectus. You will be notified when the name is changed to AIG SunAmerica Life Assurance Company and we are no longer doing business as Anchor National. Please keep in mind, this is a name change only and will not affect the substance of your contract.

The Polaris Plus Variable Annuity is a contract between you and Anchor National Life Insurance Company ("Anchor National"). It is designed primarily for IRC 403(b) and IRA contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS PLUS VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. We deduct insurance charges, which equal a maximum of 1.25% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the contract is issued. The maximum amount of the withdrawal charge declines over five or six years. After a Purchase Payment has been in the contract for six complete years, or five complete years if you were separated from service at the time the contract was issued, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase, however, withdrawal restrictions may apply. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase may be considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at Anchor National Life Insurance Company Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.

ANCHOR NATIONAL OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS AND OFFERED AT DIFFERENT FEES, CHARGES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP MEET YOUR LONG-TERM RETIREMENT SAVING GOALS.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

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                                   FEE TABLES
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OWNER TRANSACTION EXPENSES+
MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS)

   YEARS:       1     2     3     4     5     6     7
Schedule A*      6%  6  %  5  %  5  %  4  %  0  %    0%
Schedule B**     6%  6  %  5  %  5  %  4  %  4  %    0%

 * This Withdrawal Charge schedule applies to participants who are separated from service at the time of contract issue. SEE EXPENSES ON PAGE 15.
** This Withdrawal Charge schedule applies to all other participants.

THE INCOME PROTECTOR EXPENSE
(THE INCOME PROTECTOR PROGRAM IS OPTIONAL AND IF ELECTED THE APPROPRIATE FEE IS DEDUCTED ANNUALLY FROM CONTRACT VALUE)

         THE INCOME PROTECTOR             FEE AS A PERCENTAGE OF YOUR
             ALTERNATIVES                     INCOME BENEFIT BASE
         --------------------             ---------------------------
Income Protector Plus                                .15%
Income Protector Max                                 .30%

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES+
(AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)


  Maximum Mortality and Expense Risk Charge                 1.25%
                                                            -----
      TOTAL SEPARATE ACCOUNT EXPENSES                       1.25%
                                                            =====


---------------

+ Withdrawal and insurance charges applicable to your contract may be lower.
  Consult your plan sponsor, employer, financial adviser or your Contract Data page for details.

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST
    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 2001)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                             0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
Gov't & Quality Bond                                             0.58%           0.06%            0.64%
-----------------------------------------------------------------------------------------------------------
Growth                                                           0.67%           0.05%            0.72%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
                       FOR THE TRUST'S FISCAL YEAR ENDED
                               JANUARY 31, 2002)


                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.68%           0.07%            0.75%
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%           0.05%            0.65%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%           0.07%            0.66%
-----------------------------------------------------------------------------------------------------------
Cash Management                                                  0.48%           0.04%            0.52%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.60%           0.07%            0.67%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%           0.05%            0.76%
-----------------------------------------------------------------------------------------------------------
Dogs of Wall Street                                              0.60%           0.11%            0.71%
-----------------------------------------------------------------------------------------------------------
Emerging Markets                                                 1.25%           0.28%            1.53%
-----------------------------------------------------------------------------------------------------------
Equity Income(1)                                                 0.65%           0.70%            1.35%
-----------------------------------------------------------------------------------------------------------
Equity Index(1)                                                  0.40%           0.15%            0.55%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                  0.69%           0.07%            0.76%
-----------------------------------------------------------------------------------------------------------
Global Bond                                                      0.68%           0.13%            0.81%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                  0.72%           0.15%            0.87%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%           0.05%            0.58%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                                  0.63%           0.08%            0.71%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%           0.23%            1.23%
-----------------------------------------------------------------------------------------------------------
International Growth and Income                                  0.95%           0.25%            1.20%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.77%           0.05%            0.82%
-----------------------------------------------------------------------------------------------------------
Real Estate                                                      0.80%           0.12%            0.92%
-----------------------------------------------------------------------------------------------------------
Small Company Value(1)                                           1.00%           0.60%            1.60%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.60%           0.06%            0.66%
-----------------------------------------------------------------------------------------------------------
Telecom Utility                                                  0.75%           0.10%            0.85%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                            1.00%           0.11%            1.11%
-----------------------------------------------------------------------------------------------------------
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(1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year. Absent fee waivers or reimbursement of expenses by the adviser, you would have incurred the following expenses during the last fiscal year: Equity Income 1.91%; Equity Index 0.59%; and Small Company Value 2.95%. For the Equity Index portfolio, the adviser recouped prior year expenses reimbursements, resulting in the expense ratio before being 0.01% higher.

     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

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                                    EXAMPLES
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You will pay the following expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return on assets and that the waiver reimbursement or recoupment will continue for the period shown and the maximum annual mortality and expense risk charge and:

        (a) Surrender of the contract at the end of the stated time period under either of the maximum withdrawal charge schedules and the optional Income Protector is not elected.
        (b) Surrender of the contract at the end of the stated time period under either of the maximum withdrawal charge schedules and the optional Income Protector Max (0.30%) is elected.

        (c) If the contract is not surrendered or is annuitized and the optional Income Protector is not elected.


        (d) If the contract is not surrendered or is annuitized and the optional Income Protector Max (0.30%) is elected.+


                       PORTFOLIO                          1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------------
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Capital Appreciation                                     (a)80       (a)113      (a)148       (a)233
                                                         (b)83       (b)122      (b)163       (b)264
                                                         (c)20       (c) 63      (c)108       (c)233
                                                         (d)23       (d) 72      (d)123       (d)264
--------------------------------------------------------------------------------------------------------
Government & Quality Bond                                (a)79       (a)109      (a)142       (a)221
                                                         (b)82       (b)119      (b)157       (b)252
                                                         (c)19       (c) 59      (c)102       (c)221
                                                         (d)22       (d) 69      (d)117       (d)252
--------------------------------------------------------------------------------------------------------
Growth                                                   (a)80       (a)112      (a)146       (a)230
                                                         (b)83       (b)121      (b)162       (b)261
                                                         (c)20       (c) 62      (c)106       (c)230
                                                         (d)23       (d) 71      (d)122       (d)261
--------------------------------------------------------------------------------------------------------
Aggressive Growth                                        (a)80       (a)113      (a)148       (a)233
                                                         (b)83       (b)122      (b)163       (b)264
                                                         (c)20       (c) 63      (c)108       (c)233
                                                         (d)23       (d) 72      (d)123       (d)264
--------------------------------------------------------------------------------------------------------
Alliance Growth                                          (a)79       (a)110      (a)143       (a)222
                                                         (b)82       (b)119      (b)158       (b)253
                                                         (c)19       (c) 60      (c)103       (c)222
                                                         (d)22       (d) 69      (d)118       (d)253
--------------------------------------------------------------------------------------------------------
Asset Allocation                                         (a)79       (a)110      (a)143       (a)223
                                                         (b)82       (b)119      (b)158       (b)254
                                                         (c)19       (c) 60      (c)103       (c)223
                                                         (d)22       (d) 69      (d)118       (d)254
--------------------------------------------------------------------------------------------------------
Cash Management                                          (a)78       (a)106      (a)136       (a)208
                                                         (b)81       (b)115      (b)151       (b)240
                                                         (c)18       (c) 56      (c) 96       (c)208
                                                         (d)21       (d) 65      (d)111       (d)240
--------------------------------------------------------------------------------------------------------
Corporate Bond                                           (a)79       (a)110      (a)144       (a)224
                                                         (b)83       (b)119      (b)159       (b)255
                                                         (c)19       (c) 60      (c)104       (c)224
                                                         (d)23       (d) 69      (d)119       (d)255
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Davis Venture Value                                      (a)80       (a)113      (a)148       (a)234
                                                         (b)83       (b)122      (b)164       (b)265
                                                         (c)20       (c) 63      (c)108       (c)234
                                                         (d)23       (d) 72      (d)124       (d)265
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       + We do not currently charge a surrender charge upon annuitization, unless the contract is annuitized under the Income Protector program. We will assess any applicable surrender charges upon annuitizations effected using the Income Protector program as if you had fully surrendered your contract. These examples assume the highest fees and charges possible.

                       PORTFOLIO                          1 YEAR     3 YEARS     5 YEARS      10 YEARS
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"Dogs" of Wall Street                                    (a)80       (a)112      (a)146       (a)229
                                                         (b)83       (b)121      (b)161       (b)260
                                                         (c)20       (c) 62      (c)106       (c)229
                                                         (d)23       (d) 71      (d)121       (d)260
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Emerging Markets                                         (a)88       (a)136      (a)187       (a)311
                                                         (b)91       (b)145      (b)202       (b)339
                                                         (c)28       (c) 86      (c)147       (c)311
                                                         (d)31       (d) 95      (d)162       (d)339
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Equity Income                                            (a)86       (a)131      (a)178       (a)293
                                                         (b)89       (b)140      (b)193       (b)322
                                                         (c)26       (c) 81      (c)138       (c)293
                                                         (d)29       (d) 90      (d)153       (d)322
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Equity Index                                             (a)78       (a)107      (a)137       (a)212
                                                         (b)81       (b)116      (b)153       (b)243
                                                         (c)18       (c) 57      (c) 97       (c)212
                                                         (d)21       (d) 66      (d)113       (d)243
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Federated Value                                          (a)80       (a)113      (a)148       (a)234
                                                         (b)83       (b)122      (b)164       (b)265
                                                         (c)20       (c) 63      (c)108       (c)234
                                                         (d)23       (d) 72      (d)124       (d)265
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Global Bond                                              (a)81       (a)115      (a)151       (a)239
                                                         (b)84       (b)124      (b)166       (b)270
                                                         (c)21       (c) 65      (c)111       (c)239
                                                         (d)24       (d) 74      (d)126       (d)270
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Global Equities                                          (a)82       (a)116      (a)154       (a)245
                                                         (b)85       (b)125      (b)169       (b)276
                                                         (c)22       (c) 66      (c)114       (c)245
                                                         (d)25       (d) 75      (d)129       (d)276
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Growth-Income                                            (a)79       (a)108      (a)139       (a)215
                                                         (b)82       (b)117      (b)154       (b)246
                                                         (c)19       (c) 58      (c) 99       (c)215
                                                         (d)22       (d) 67      (d)114       (d)246
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High Yield Bond                                          (a)80       (a)112      (a)146       (a)229
                                                         (b)83       (b)121      (b)161       (b)260
                                                         (c)20       (c) 62      (c)106       (c)229
                                                         (d)23       (d) 71      (d)121       (d)260
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International Diversified Equities                       (a)85       (a)127      (a)172       (a)282
                                                         (b)88       (b)136      (b)187       (b)311
                                                         (c)25       (c) 77      (c)132       (c)282
                                                         (d)28       (d) 86      (d)147       (d)311
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International Growth & Income                            (a)85       (a)126      (a)171       (a)279
                                                         (b)88       (b)135      (b)185       (b)308
                                                         (c)25       (c) 76      (c)131       (c)279
                                                         (d)28       (d) 85      (d)145       (d)308
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Putnam Growth                                            (a)81       (a)115      (a)151       (a)240
                                                         (b)84       (b)124      (b)167       (b)271
                                                         (c)21       (c) 65      (c)111       (c)240
                                                         (d)24       (d) 74      (d)127       (d)271
--------------------------------------------------------------------------------------------------------
Real Estate                                              (a)82       (a)118      (a)156       (a)250
                                                         (b)85       (b)127      (b)172       (b)281
                                                         (c)22       (c) 68      (c)116       (c)250
                                                         (d)25       (d) 77      (d)132       (d)281
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Small Company Value                                      (a)89       (a)138      (a)190       (a)318
                                                         (b)92       (b)147      (b)205       (b)346
                                                         (c)29       (c) 88      (c)150       (c)318
                                                         (d)32       (d) 97      (d)165       (d)346
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                       PORTFOLIO                          1 YEAR     3 YEARS     5 YEARS      10 YEARS
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SunAmerica Balanced                                      (a)79       (a)110      (a)143       (a)223
                                                         (b)82       (b)119      (b)158       (b)254
                                                         (c)19       (c) 60      (c)103       (c)223
                                                         (d)22       (d) 69      (d)118       (d)254
--------------------------------------------------------------------------------------------------------
Telecom Utility                                          (a)81       (a)116      (a)153       (a)243
                                                         (b)84       (b)125      (b)168       (b)274
                                                         (c)21       (c) 66      (c)113       (c)243
                                                         (d)24       (d) 75      (d)128       (d)274
--------------------------------------------------------------------------------------------------------
Worldwide High Income                                    (a)84       (a)124      (a)166       (a)270
                                                         (b)87       (b)133      (b)181       (b)299
                                                         (c)24       (c) 74      (c)126       (c)270
                                                         (d)27       (d) 83      (d)141       (d)299
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EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the maximum expenses you may incur directly and indirectly by investing in the contract.


2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below established maximum allowed by an applicable state expense limitations or the following percentages of Variable Portfolio's average net assets: Equity Income 1.35%, Equity Index 0.55%, Small Company Value 1.60%.



    The expense caps on Equity Income and Small Company Value are effective August 1, 2002.


3. In addition to the stated assumptions, the Examples also assume an Insurance Charge of 1.25% and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples. In addition, the examples do not reflect the fees associated with the optional Income Protector Program. SEE INCOME OPTIONS ON PAGE 18.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX C -- CONDENSED
                             FINANCIAL INFORMATION.

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                       THE POLARIS PLUS VARIABLE ANNUITY
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We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA contracts, the contract may be issued to a group contract holder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).

As a Participant under a group contract you will receive a certificate which explains your rights under the contract. In certain situations an individual contract will be issued directly to you. When we use the term Contract in this prospectus we are referring to either your certificate if a group Participant or an actual contract if an individual contract is issued.

A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.

Generally, an annuity is a contract between you and an insurance company. For Plans governed by Employee Retirement Income Security Act of 1974 ("ERISA"), the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the contract offers:

     - Investment Options: Various investment options available in one contract, including both variable and fixed-rate investing.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: You receive a stream of income for your lifetime if elected, or another available period you select.

We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) contracts may be converted to an IRA upon a separation from service. Additionally, those IRA contract holders may make on-going contributions subject to restrictions set forth in the IRC.

This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that we start making income payments to you out of the money accumulated in your Contract.

The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance which vary with market conditions. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest. This Contract currently offers 26 variable investment Portfolios, which may be limited by any applicable Plan.

The Contract also offers several fixed account options for varying time periods (which also may be limited by any applicable Plan). Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the Contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 10.

Anchor National is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware Corporation.
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                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
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A Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in your contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:

- salary reduction contributions, arranged through your employer; and/or

- direct transfer or direct rollover from an existing retirement plans.

If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.

You must have prior Company approval before we can accept Purchase Payments in all contracts issued by the Company to the same owner to exceed $1,500,000. The Company reserves the right to refuse any Purchase Payment or subsequent Purchase Payments, including but not limited to any Purchase Payments which would cause the total Purchase Payments to exceed $1,500,000 at the time of the Purchase Payment.

In general, we will not issue you a TSA or IRA contract if you are age 70 1/2 or older, unless you certify that the minimum distributions required by the IRC are being made. Upon proof satisfactory to us that minimum distribution requirements are being satisfied or are not yet required, we may issue you a contract prior to your reaching age 80.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENTS OPTIONS ON PAGE 10.

In order to issue your Contract, we must receive your completed enrollment form, Purchase Payment, allocation instructions and any other required paper work at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have the complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your Contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the Contract.

ACCUMULATION UNITS

The value of the variable portion of your Contract will go up and down dependent on the investment performance of the Variable Portfolios you choose. When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1:00 p.m. Pacific Standard Time, or on the next business day's unit value if we receive it after 1:00 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open, as follows:

     1. We determine the total value of money invested in a particular
        Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. We determine the number of Accumulation Units credited by dividing the Purchase Payment by the Accumulation Unit value for the specific Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your Contract on Wednesday night with 2252.25 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios in which you are invested and the insurance charges and expenses under your contract affect your Accumulation Unit values. These factors may cause the value of your Contract to go up or down.

FREE LOOK

You may cancel your Contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the Contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your Contract on the day we receive your request. The amount refunded to you may be more or less than the amount you originally invested.

Certain states (and all contracts issued as IRAs) require us to return your Purchase Payments upon a free look request. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio or the 1-year fixed account option during the free look period. If you cancel your Contract during the free look period, we return your Purchase Payments or the value of your Contract, whichever is larger. At the end of the free look period, we reallocate your money according to your instructions.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more current features and benefits, also issued by the Company or one of its affiliates. Such an Exchange Offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.
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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Contract currently offers 26 Variable Portfolios, however an applicable Plan may limit the number available under your Contract. These Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Portfolios may be available in the future. These Portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of SunAmerica Inc., is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated and unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner is disadvantageous to you. The fund's management monitors the Trusts for any conflicts between contract owners. Other funds may be available through the Trusts which are not available for investment under your Contract.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust ("SST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

STOCKS:

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

       - Alliance Growth Portfolio                                           SST
       - Global Equities Portfolio                                           SST
       - Growth-Income Portfolio                                             SST

  MANAGED BY DAVIS ADVISORS
       - Davis Venture Value Portfolio                                       SST
       - Real Estate Portfolio                                               SST

  MANAGED BY FEDERATED INVESTORS L.P.
       - Federated Value Portfolio                                           SST
       - Telecom Utility Portfolio                                           SST


  MANAGED BY FRANKLIN ADVISORY SERVICES, LLC


       - Small Company Value Portfolio                                       SST


  MANAGED BY U.S. BANCORP ASSET MANAGEMENT
       - Equity Income Portfolio                                             SST

       - Equity Index Portfolio                                              SST


  MANAGED BY VAN KAMPEN
       - International Diversified Equities Portfolio                        SST

  MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
       - Emerging Markets Portfolio                                          SST
       - International Growth and Income Portfolio                           SST
       - Putnam Growth Portfolio                                             SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
       - Aggressive Growth Portfolio                                         SST
       - "Dogs" of Wall Street Portfolio                                     SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
       - Capital Appreciation Portfolio                                      AST
       - Growth Portfolio                                                    AST
BALANCED:

  MANAGED BY WM ADVISORS, INC.
       - Asset Allocation Portfolio                                          SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
       - SunAmerica Balanced Portfolio                                       SST
BOND:

  MANAGED BY FEDERATED INVESTORS L.P.
       - Corporate Bond Portfolio                                            SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/GOLDMAN
  SACHS ASSET MANAGEMENT INTERNATIONAL
       - Global Bond Portfolio                                               SST

  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
       - Worldwide High Income Portfolio                                     SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
       - High-Yield Bond Portfolio                                           SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
       - Government and Quality Bond Portfolio                               AST
CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
       - Cash Management Portfolio                                           SST

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

If applicable, your Plan may limit the Variable Portfolios available under your Contract.

FIXED ACCOUNT OPTIONS

The Contract offers fixed account options; the 1, 3 and 5 year fixed market value adjustment ("MVA") accounts (the 3 and 5 year fixed account options are not available in Washington or Oregon). In addition we have two Dollar Cost Averaging ("DCA") fixed accounts available under the contract.

The 1, 3 and 5 year MVA fixed account options and the 6 month and 1-year DCA fixed accounts are not registered under the Securities Act of 1933 and are not subject to other provisions of the Investment Company Act of 1940. If applicable, your Plan may limit the fixed account options available under your Contract.

The 1, 3 and 5 year MVA fixed accounts pay interest at rates set and guaranteed by Anchor National. Interest rates may differ from time to time and are set at Anchor National's sole discretion. We will never credit less than a 3% annual effective rate to any of the fixed investment options.

Each guarantee period may offer a different interest rate. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three or five years).

There are three scenarios in which you may put money into the MVA fixed account options. In each scenario your money may be credited a different rate of interest as follows:

       - Initial Rate: Rate credited to new purchase payments allocated to the fixed account when you purchase your contract.

       - Current Rate: Rate credited to subsequent purchase payments allocated to the fixed account.

       - Renewal Rate: Rate credited to money transferred to a fixed account from another fixed account or from one of the Variable Portfolios. (Renewal rates do not apply to DCA fixed account options.)

Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the end of the calendar year in which the guarantee period expires.

At the end of the calendar year during which a guarantee period ends, you may leave your money in the same fixed account option (other than the DCA fixed accounts). You may also reallocate your money to another fixed account option or to the Variable Portfolios. If you want to reallocate your money to a different fixed or variable investment option, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.

The DCA fixed accounts also credit a fixed rate of interest for a predetermined amount of time. The interest rate in the 1-year or 6-month DCA fixed account is credited for one year or 6 months while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options. See DOLLAR COST AVERAGING ON PAGE 13 for more information.

MARKET VALUE ADJUSTMENT ("MVA")

If you take money out of the 1, 3, or 5 year MVA fixed investment options before the end of the interest crediting period, we may make an adjustment to your Contract. We call this a market value adjustment or "MVA". This market value adjustment reflects any difference in the interest rates between the time you originally place your money in the fixed investment option and the time when you withdraw or transfer that money. This adjustment can increase or decrease your Contract value. However, the market value adjustment will never result in your earning less than 3% in any particular guarantee period. You have 30 days after the end of each guarantee period to reallocated your funds without incurring any MVA.

We calculate the market value adjustment by comparing the current interest rates being offered by us for subsequent Purchase Payments made to the same fixed account option and the interest rate earned in your current fixed investment option.

Generally, if interest rates drop more than one half of a percent between the time you put your money into the fixed investment options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the market value adjustment is negative, we first deduct the adjustment from any money remaining in the fixed investment option. If there is not enough money in the fixed investment option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the market value adjustment is positive, we add the adjustment to your withdrawal from the fixed investment option. For withdrawals under the systematic withdrawal program that result in a negative MVA, the MVA amount will be deducted from your withdrawal.

Please see Appendix B for more information on how we calculate the Market Value Adjustment.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your Contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100 and at least $100 (or $0) must remain in any Portfolio after a transfer.

We do not currently limit the number of transfers you can make. We reserve the right to limit the number of transfers in the future to 15 for all existing and new owners. If we do impose such a limit you may be charged $25 for each transfer in excess of that limit. We will provide notice of any limitation. If a limit is ever imposed, transfers resulting from your participation in the DCA program count against your allotted number of free transfers. However, transfers resulting from your participation in the Automatic Asset Rebalancing program would not count against your allotted number.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone (unless you have indicated on your enrollment form that you do not wish to make telephone transfer requests) subject to our rules. Internet account access and/or transactions may be available by visiting our website at www.sunamerica.com and completing the registration process.


When receiving instructions over the telephone or the internet/website, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet/website. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


We can also limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or a group of transfer requests may have a detrimental effect on unit values or the share prices of the underlying Portfolios.

MARKET TIMING

This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the variable investment options invests. These market timing strategies are disruptive to the underlying portfolios in which the variable investment options invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the variable investment options or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.


Certain transfers will be restricted in order to protect you from abusive or disruptive trading activity. You can request up to 15 transfers per contract each contract year via U.S. mail, telephone, facsimile or internet. Any transfer requests in excess of 15 transfers per contract each contract year must be submitted in writing by U.S. mail. Transfer requests sent by same day mail, overnight mail or courier service will not be accepted. Trade requests required to be submit by U.S. Mail can only be cancelled in a written request submit via U.S. Mail. We will process any transfer and/or cancellation request as of the day we receive it, if received before 1:00 p.m. Pacific Standard Time ("PST"), or if received later, on the next business day. This policy will apply beginning October 1, 2002 through your next contract anniversary and then during each contract anniversary thereafter.



Transfers pursuant to Dollar Cost Averaging or Automatic Asset Rebalancing will not count towards Our calculation of when you have exceeded the 15 transfers for purposes of restricting your transfer rights.



Regardless of the number of transfers you have made, we will monitor and may terminate your transfer privileges if we determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors we will consider include:



     - the dollar amount of the transfer;



     - the total assets of the Variable Portfolio involved in the transfer;



     - the number of transfers completed in the current calendar quarter; or



     - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.



WE RESERVE THE RIGHT TO MODIFY AND/OR WAIVE THESE TRANSFER RESTRICTIONS AT ANY TIME.


For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 18.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING ("DCA")

The Dollar Cost Averaging program allows you to invest gradually in the Variable Portfolios. Under the program you systemically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Fixed Account options are not available as target accounts for Dollar Cost Averaging. Transfers may be monthly or quarterly and count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the course account.

We also offer a 6-month and 1-year DCA fixed account exclusively to facilitate this program. The DCA fixed accounts only accept new purchase payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolios over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected. You cannot transfer money already in your contract into these options.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the

6-month fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

Transfers out of the 1-year DCA fixed account must be made quarterly or monthly. If you select monthly transfers the minimum amount you must place in the account is $1,200. If you select quarterly transfers the minimum amount you must place in the account is $400. The amount of each transfer from the 1-year DCA fixed account equals the total amount of money allocated to the account divided by the frequency of transfers selected.

You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we received different instructions from you. Transfers resulting from a termination of this program do not count toward your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you participate in the DCA Program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

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                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
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      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
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     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your Contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. You request quarterly, semi-annual or annual rebalancing.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

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                              ACCESS TO YOUR MONEY
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You can access money in your Contract in three ways:

     - by receiving income payments during the Income Phase, SEE INCOME OPTIONS ON PAGE 18; or

     - by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     - subject to the restrictions described below, by making a partial or total withdrawal.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

We may deduct a withdrawal charge applicable to any total or partial withdrawal, and a market value adjustment if a total or partial withdrawal comes from the 1, 3 or 5 year MVA fixed accounts unless the withdrawal qualifies for withdrawal charge exception. SEE INVESTMENT OPTIONS ON PAGE 10 AND EXPENSES ON PAGE 16.

We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Portfolio upon withdrawal. Please consult the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each fixed account option in which you are invested.

WITHDRAWAL RESTRICTIONS

Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or
Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. For more information on these provisions. SEE TAXES ON PAGE 21.

If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.

If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to Anchor National that, one of the events listed in the IRC has occurred (and provide supporting information, if requested) and that Anchor National may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. SEE TAXES ON PAGE 21. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.

In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.

TEXAS OPTIONAL RETIREMENT PROGRAM

If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.

SYSTEMATIC WITHDRAWAL PROGRAM

If you elect and the terms of any applicable Plan and/or the IRC allow, then we use money in your contract to pay you monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, market value adjustments, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be a least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

WITHDRAWAL CHARGES, MARKET VALUE ADJUSTMENTS, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS

MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.

LOANS

If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the contract by completing a loan application available from Anchor National. Loans are secured by a portion of your Contract value. Under certain Contracts, we may charge a one-time fee of up to $75 to set up a loan. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, Endorsement and the Loan Agreement as well as from Anchor National's Annuity Service Center.

FREE WITHDRAWAL AMOUNT

If your contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each contract year, free of a contractual withdrawal charge. The amount available for free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that contract year. However, upon a full surrender of your contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                 DEATH BENEFIT
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If you should die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:

     1. Total Purchase Payments minus total withdrawals (and any fees and charges applicable to those withdrawals) at the time we receive satisfactory proof of death, or;

     2. Contract Value at the time we receive satisfactory proof of death and all required paperwork.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 18.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on beneficiary designation which are discussed in the Beneficiary Designation Form.

We calculate and pay the death benefit when we receive satisfactory proof of death and all required paperwork. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid by December 31 of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31 of the calendar year immediately following the year of your death.

If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:

      (i) December 31 of the calendar year immediately following the calendar year in which the Participant died, and

     (ii) December 31 of the calendar year in which the Participant would have attained age 70 1/2.

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                                    EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the insurance and withdrawal fees and charges under your contract. However, investment charges may increase or decrease. Some states may require that we charge less than the amounts described below.


MORTALITY AND EXPENSE RISK CHARGE


Insurance charges may vary by Plan or group contract. Currently, the insurance charge on this contract ranges from

..55% to a maximum of 1.25%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company. The insurance charges applicable to your contract can be obtained by contacting your Plan Sponsor, Employer or financial advisor or consulting your Contract Data page. There is no insurance charge deducted against amounts allocated to the fixed account options.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

WITHDRAWAL CHARGES

A withdrawal charge may apply against each Purchase Payment you put into the contract if you seek withdrawal of that payment prior to the end of a specified period.

The withdrawal charge amount may vary by Plan. If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.

Currently, the withdrawal charges range from 0% to the maximum withdrawal charge, as noted:

SEPARATED FROM SERVICE AT CONTRACT ISSUE
(SCHEDULE A)

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               YEAR                  1    2    3    4    5    6
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        WITHDRAWAL CHARGE           6%   6%   5%   5%   4%   0%
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EMPLOYED AT CONTRACT ISSUE
(SCHEDULE B)

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            YEAR                1    2    3    4    5    6    7
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      WITHDRAWAL CHARGE        6%   6%   5%   5%   4%   4%   0%
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You may obtain information as to the withdrawal charge applicable to your contract by contacting your Plan Sponsor, Employer, financial adviser or by consulting your Contract Data page.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charge from the amount withdrawn.

We calculate charges due on a total withdrawal as of the day after we receive your request and your contract. We return your contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your contract.

Both the insurance charges and the withdrawal charges may vary by Plan and/or group contract based on certain objective factors. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS CREDITED.

EXCEPTIONS TO WITHDRAWAL CHARGE

If a withdrawal charge applies to your contract a withdrawal charge is not applicable to withdrawals requested in the following situations:

     - Annuitization (except if under the Income Protector Program) SEE INCOME OPTIONS ON PAGE 10;
     - Death Benefits, SEE DEATH BENEFIT ON PAGE 16;
     - After your 10th contract anniversary;
     - If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each contract year;
     - Disability occurring after contract issue;
     - Hardship occurring after contract issue;
     - After separation from service occurring after contract issue.
     - loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; and
     - to avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.

Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) contract, IRA contract holders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means we will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 21.

INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Portfolios. THE FEE TABLES LOCATED ON PAGE 5 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, attached.

  12b-1 FEES



Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SST, under the distribution plan which is applicable to Class A and B shares, recaptured brokerage commissions will be used to make payments to SunAmerica Capital Services, Inc. the Trust's Distributor, to pay for various distribution activities on behalf of the SST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.


TRANSFER FEE

We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing contract holders. If we do impose such a limit you will be charged $25 for each transfer over that limit. SEE INVESTMENT OPTIONS ON PAGE 10.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. Currently we deduct the charge for premium taxes when you make a full withdrawal or annuitize the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX A provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make a similar determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, the money in your contract is used to make regular income payments to you. You may switch to the Income Phase any time. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5, once you begin receiving income payments, you cannot otherwise access your money through withdrawal or surrender.

Generally, for Qualified contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. SEE TAXES ON PAGE 21.


As to TSAs and IRAs, an income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which income payments may begin. SEE ACCESS TO YOUR MONEY ON PAGE 15.


If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

INCOME OPTIONS

Currently, this contract offers 5 standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA You as the Owner must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH
     10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of income payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10, 15 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10, 15 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since annuity Option 5, Income for a Specified Period, does not contain an element of mortality risk, the payee is not getting the benefit of this Charge. There shall be no right to terminate the Contract during the Income Phase if the option elected contains an element of mortality risk. For more information regarding Income Options using the Income Protector feature, please see below.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, a portion of your payments will be fixed and a portion will be variable unless otherwise elected. Anchor National guarantees any amount of each payment which is invested in a fixed account during the income phase. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

Your income payments will vary if you are invested in the Variable Portfolios after the Annuity Date depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

TRANSFERS DURING THE INCOME PHASE

If you are invested in the Variable Portfolios during the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

THE INCOME PROTECTOR

If elected, this feature provides a future "safety net" in the event that, when you choose to begin receiving income payments, your contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement income upon annuitization. With the Income Protector you can know the level of minimum income that will be available to you if, when you chose to begin the income phase of your contract, down markets have negatively impacted your contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.

The Income Protector provides two levels of minimum retirement income. The two available options are the Income Protector Plus and Max. If you enroll in the Income Protector program, we charge a fee based on the level of protection you select. The amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.

Certain IRC restrictions on income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

     HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM
     GUARANTEED INCOME

We base the amount of minimum income available to you if you take income payments using the Income Protector upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income Benefit Base is equal to your contract value. Your participation becomes effective on either the date of issue of the contract (if elected at the time of application) or on the contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is,

          - for the first year of calculation, your contract value on the date your participation in the program became effective, or;

          - for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;

     (b) is the sum of all Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is all withdrawals and applicable fees and charges since the last contract anniversary (excluding any positive MVA), in an amount proportionate to the amount by which such withdrawals decreased your contract value.

The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving income under the program:

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               Options                 Growth Rate*
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      The Income Protector Plus         3.25%
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      The Income Protector Max          5.25%
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* If you elect the Plus or Max feature on a subsequent anniversary, the Growth Rates may be different.

The growth rates for the Plus or Max features cease on the contract anniversary following the Annuitant's 90th birthday.

     ENROLLING IN THE PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the income phase for at least seven years following your enrollment.

     STEP-UP OF YOUR INCOME BENEFIT BASE

You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your contract value on your contract anniversary. You can only elect to Step-Up within the 30 days before the next contract anniversary. The seven year waiting period required prior to electing income payments through the Income Protector is restarted if you step-up your Income Benefit Base.

You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.

     ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the seventh or later contract anniversary following the later of,

     - the effective date of your enrollment in the Income Protector program, or

     - the contract anniversary of your most recent Step-Up.

The contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement income. To arrive at the minimum guaranteed fixed retirement income available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base.

You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals (excluding any positive MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the Income Benefit Date, and any applicable premium taxes.
The income options available when using the Income Protector program to receive your retirement income are:

     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin the income phase, we will calculate your annual income using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector will be different. You will receive whichever provides a greater stream of income. If you take Income Payments using the Income Protector your payments will be fixed in amount. You are not required to use the Income Protector to receive your Income Payments. The general provisions of your contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking Income Payments under the general provisions of your contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector you must take income payments under one of two income options. If those income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

Generally, for qualified contracts:

     - for the Life Annuity with 10 Year Period Certain, you must annuitize before age 79, and

     - for the Joint and 100% Survivor Annuity with 20 Year Period Certain, both Annuitants must be 70 or younger or one of the annuitants must be 65 or younger upon annuitization. Other age combinations may be available.

You should consult your tax advisor for information concerning your particular circumstances.

     FEES ASSOCIATED WITH THE INCOME PROTECTOR

We charge a fee for the Income Protector program, as follows:

---------------------------------------
                                        Fee As a % of
                                        Your Income
                Options                 Benefit Base
-------------------------------------------------------
         Income Protector Plus            .15%
-------------------------------------------------------
         Income Protector Max             .30%
-------------------------------------------------------

Since the Income Benefit Base is only a calculation and does not provide a contract value, we deduct the fee from your actual contract value beginning on the contract anniversary on which your enrollment in the program becomes effective.

If you elect to participate in the Income Protector program at contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after contract issue, we begin deducting the annual fee on the contract anniversary of or following election. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, we deduct the entire annual fee from any full surrender of your contract requested prior to your contract anniversary.

After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your contract value beginning on the effective date of the step-up.

The Income Protector may not be available in your state. Please consult your financial adviser for information regarding availability of this program in your state. SEE APPENDIX D FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.
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                                     TAXES
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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances:
(1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die;
(3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; (9) when paid for health insurance if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS


Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                                  PERFORMANCE
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We may advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios may advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Portfolios. These performance numbers do not indicate future results.

From time to time, we may advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding Portfolios for the Trusts, if available. These Trusts have been in existence for some time. We do this to demonstrate how the historical investment experience of the funds affects accumulation unit values. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Portfolio. Consult the SAI for more detailed information regarding the calculation of performance data.

The performance of each Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch IBCA Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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                               OTHER INFORMATION
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Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Company, and six broker-dealers, specialize in retirement savings and investment products and services. Business focuses include; fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

Anchor National established a separate account, Variable Annuity Account Seven ("Separate Account"), under Arizona law on August 28, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Anchor National. Assets in the Separate Account are not guaranteed by Anchor National.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 5% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell, or are expected to sell the contract or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services is an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of this contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-877-999-9205, if you have any comment, question or service request.

CONFIRMATIONS AND QUARTERLY STATEMENTS: During the accumulation phase you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, with the potential exception of McMurdie, et al. v. SunAmerica Inc., et al, Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. This lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the Separate Account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

ADDITIONAL INFORMATION

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the requested documents are mailed.

Registration Statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statement and its exhibits. For further information regarding the Separate Account, Anchor National and its general account, the Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................      8
Annuity Payments..............................      8
Taxes.........................................     11
Distribution of Contracts.....................     13
Financial Statements..........................     13

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                           APPENDIX A - PREMIUM TAXES
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Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
========================================================================================
California                                                        .50%          2.35%
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Maine                                                               0%             2%
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Nevada                                                              0%           3.5%
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South Dakota                                                        0%          1.25%*
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West Virginia                                                       1%             1%
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Wyoming                                                             0%             1%
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* On the first $500,000 of premiums; 0.80% on the amount in excess of $500,000.

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                      APPENDIX B - MARKET VALUE ADJUSTMENT
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The market value adjustment reflects the impact that changing interest rate have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed investment option, the greater the impact of changing interest rates. The impact of the market value adjustment can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred, or annuitized by the following formula:

                        [(1+I/(1+J+0.005)](N-T)/12) - 1

  where:

        I = The Guarantee Period interest rate in effect for the Guarantee Period on the Certificate

        J = The Current Interest Rate available for the same Guarantee Period

        n = The original term in number of full months rounded up to the nearest integer for the Guarantee Period to the end of the Calendar Year

        t = Time expired in months rounded up to the nearest integer for the Guarantee Period to the end of the Calendar Year

        (n-t) = The number of full months remaining in the Guarantee Period to the end of the Calendar Year.

The market value adjustment is applied only if the absolute difference between the Guarantee Period Interest Rate in effect for the Guarantee Period and the Current Interest Rate for a new Purchase Payment is greater than 0.50%. Additionally, if the market value adjustment is negative, it may not reduce the Certificate Value below the sum of Purchase payments made less withdrawals, accumulated at an effective annual rate of 3% from the date of receipt or withdrawal to the date of surrender. If the market value adjustment is positive, the amount added to the Certificate Value may not exceed the amount that if negative, could be deducted.

EXAMPLES OF THE MARKET VALUE ADJUSTMENT

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 on October 1, 1998 and allocated it to the 5-Year Fixed MVA account option. Thus, the original term, in number of full months, for the Guarantee Period is 63 months (n=63).

     (2) The Guarantee Period Interest rate for the Guarantee Period is 6.00% (I=0.0600). Therefore, the Certificate Value on the date of withdrawal is $10,884.66 (assumes 531 days of interest).

     (3) You make a partial withdrawal of $5,000 on March 15, 2000, after the funds have been in the 5-Year Fixed MVA account option for 17 1/2 months. (t=18).

     (4) You have not made any transfers, additional Purchase Payments, or withdrawals with respect to the 5-Year Fixed MVA account.

The sum of purchase payments, less withdrawals, accumulated at an annual effective rate of 3.00% from the date of deposit or withdrawal to the date of surrender defines the minimum remaining Certificate Value after the application of a negative market value adjustment and is calculated as follows ($10,439.40 assumes 531 days of interest at an annual effective rate of 3.00%):

                          10,439.40-5,000.00=$5,439.40

Therefore, if the market value adjustment is negative, the maximum amount by which the Certificate Value can be reduced is the Certificate Value prior to the application of the market value adjustment less the minimum remaining Certificate Value. Similarly, if the market value adjustment is positive, the maximum amount by which the Certificate Value is increased, is the Certificate Value prior to the application of the market value adjustment less the minimum remaining Certificate Value. In the examples that follow, the maximum market value adjustment, either positive or negative, is:

                           5,884.66-5,439.40=$445.26

The market value adjustment is not applied to amounts withdrawn to pay fees or charges.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the Current Interest Rate for the same Guarantee Period is 6.75% (J=0.0675). Because the absolute difference between the Guarantee Period Interest Rate (6.00%) and the Current Interest Rate (6.75%) is greater than 0.50%, the market value adjustment is applicable.

The market value adjustment factor equals: = [(1+I)/(1+J+0.0050)](n-t)/12) - 1
                                           = [(1.06)/(1.0675+0.0050)](63-18)/12)
                                           - 1
                                           = [(1.06)/(1.0725)](45/12) - 1
                                           = (0.988345)(3.75) - 1
                                           = 0.95699 - 1
                                           = -(0.043011)

The requested withdrawal amount is multiplied by the market value adjustment factor to determine the market value adjustment:

                          -0.043011x5,000.00 = -215.05

Because the market value adjustment, in absolute value, is less than the maximum market value adjustment ($445.26), the full market value adjustment is assessed. The remaining Certificate Value is further reduced by withdrawal charges applied only to the requested withdrawal amount of $5,000.00. The withdrawal charge is not applied to the market value adjustment.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the Current Interest Rate for the same Guarantee Period is 5.25% (J = 0.0525). Because the absolute difference between the Guarantee Period Interest Rate (6.00%) and the Current Interest Rate (5.25%) is greater than 0.50%, the market value adjustment is applicable.

The market value adjustment factor equals: = [(1+I)/(1+J+0.0050)](n-t)/12) - 1
                                           = [(1.06)/(1.0525+0.0050)](63-18)/12)
                                           - 1
                                           = [(1.06)/(1.0575)](45/12) - 1
                                           = (1.002364)(3.75) - 1
                                           = (1.008894)-1
                                           = (0.008894)

The requested withdrawal amount is multiplied by the market value adjustment factor to determine the market value adjustment:

                            0.008894x5,000.00=44.47

Because the market value adjustment, in absolute value, is less than the maximum market value adjustment ($445.26), the full market value adjustment is assessed. The remaining Certificate Value is further reduced by withdrawal charges applied only to the requested withdrawal amount of $5,000.00. The withdrawal charge is not applied to the market value adjustment.

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                  APPENDIX C - CONDENSED FINANCIAL INFORMATION
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                                      ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                           FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                                 INCEPTION TO FISCAL          YEAR END        YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS             YEAR END 4/30/99           4/30/00          4/30/01          4/30/02
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Capital Appreciation
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.............................  (a)                27.21           28.69            45.44           37.392
                                                 (b)                                              10.00            8.575
  Ending AUV................................  (a)                28.69           45.44            37.39           31.686
                                                 (b)                                               8.57            7.295
  Ending Number of AUs......................  (a)               52,736         878,168          935,668          939,065
                                                 (b)                                                818            3,904
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Growth
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.............................  (a)                27.45           28.24            34.09           29.136
                                                 (b)                                              10.00            8.745
  Ending AUV................................  (a)                28.24           34.09            29.14           25.649
                                                 (b)                                               8.75            7.729
  Ending Number of AUs......................  (a)               49,892         795,149          838,055          829,414
                                                 (b)                                              1,549            4,575
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Government and Quality Bond
  (Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV.............................  (a)                13.60           13.60            13.50           14.844
                                                 (b)                                              10.69           10.717
  Ending AUV................................  (a)                13.60           13.50            14.84           15.704
                                                 (b)                                              10.72           11.384
  Ending Number of AUs......................  (a)              180,434       3,159,021        3,297,472        3,250,427
                                                 (b)                                                 25            3,422
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Emerging Markets
  (Inception Date - (a) 3/23/99 (b)
  10/24/00)
  Beginning AUV.............................  (a)                 6.60            7.63             9.68            6.741
                                                 (b)                                              10.00            9.120
  Ending AUV................................  (a)                 7.63            9.68             6.74            7.366
                                                 (b)                                               9.12           10.010
  Ending Number of AUs......................  (a)               18,838         588,449          588,363          599,115
                                                 (b)                                                 90              797
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International Diversified Equities
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV.............................  (a)                13.99           14.36            15.36           12.332
                                                 (b)                                              10.00           10.000
  Ending AUV................................  (a)                14.36           15.36            12.33           10.238
                                                 (b)                                              10.00           10.552
  Ending Number of AUs......................  (a)               22,528         381,038          399,062          397,985
                                                 (b)                                                 --               --
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Global Equities
  (Inception Date - (a) 3/19/99 (b)
  12/11/00)
  Beginning AUV.............................  (a)                21.05           21.42            27.15           19.986
                                                 (b)                                              10.00            8.673
  Ending AUV................................  (a)                21.42           27.15            19.99           16.270
                                                 (b)                                               8.67            7.089
  Ending Number of AUs......................  (a)               14,587         587,483          621,167          598,333
                                                 (b)                                                499            1,959
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International Growth and Income
  (Inception Date - (a) 3/24/99 (b)
  10/24/00)
  Beginning AUV.............................  (a)                11.81           12.87            14.13           12.641
                                                 (b)                                               9.09            8.725
  Ending AUV................................  (a)                12.87           14.13            12.64           11.010
                                                 (b)                                               8.73            7.631
  Ending Number of AUs......................  (a)               14,725         555,461          591,348          600,190
                                                 (b)                                                213              807
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         AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account
        Charges
        (b) Reflects 0.85% Separate Account
        Charges

                                      ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                           FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                                 INCEPTION TO FISCAL          YEAR END        YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS             YEAR END 4/30/99           4/30/00          4/30/01          4/30/02
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Aggressive Growth
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.............................  (a)                15.48           16.18            24.02           17.202
                                                 (b)                                               9.66            6.660
  Ending AUV................................  (a)                16.18           24.02            17.20           13.067
                                                 (b)                                               6.66            5.079
  Ending Number of AUs......................  (a)               28,487         907,848          951,846          893,284
                                                 (b)                                                463              980
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Real Estate
  (Inception Date - (a) 3/31/99 (b)
  10/24/00)
  Beginning AUV.............................  (a)                 9.06            9.98             9.30           10.856
                                                 (b)                                              10.00           11.068
  Ending AUV................................  (a)                 9.98            9.30            10.86           12.265
                                                 (b)                                              10.97           12.434
  Ending Number of AUs......................  (a)                5,242         182,417          209,952          269,182
                                                 (b)                                                 17            1,034
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Putnam Growth
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.............................  (a)                25.97           26.04            30.47           22.464
                                                 (b)                                              10.00            7.727
  Ending AUV................................  (a)                26.04           30.47            22.46           17.538
                                                 (b)                                               7.73            6.057
  Ending Number of AUs......................  (a)              149,215       1,971,364        1,966,522        1,831,599
                                                 (b)                                                371            1,209
---------------------------------------------------------------------------------------------------------------------------
Alliance Growth
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.............................  (a)                40.86           40.20            49.82           35.913
                                                 (b)                                               8.81            7.072
  Ending AUV................................  (a)                40.20           49.82            35.91           28.657
                                                 (b)                                               7.07            5.666
  Ending Number of AUs......................  (a)              147,759       2,826,566        2,862,749        2,724,668
                                                 (b)                                                694            3,136
---------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV.............................  (a)                 9.42           10.22             8.41            9.436
                                                 (b)                                              10.08           10.085
  Ending AUV................................  (a)                10.22            8.41             9.44           10.177
                                                 (b)                                              10.08           10.921
  Ending Number of AUs......................  (a)               30,615         665,329          640,566          657,864
                                                 (b)                                                 --               --
---------------------------------------------------------------------------------------------------------------------------
Davis Venture Value
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.............................  (a)                25.34           26.76            30.39           28.201
                                                 (b)                                              10.00            9.864
  Ending AUV................................  (a)                26.76           30.39            28.20           25.682
                                                 (b)                                               9.86            9.019
  Ending Number of AUs......................  (a)               37,452         748,416          830,018          876,039
                                                 (b)                                                719            4,088
---------------------------------------------------------------------------------------------------------------------------
Federated Value
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV.............................  (a)                16.63           17.58            16.34           17.333
                                                 (b)                                              10.00           10.000
  Ending AUV................................  (a)                17.58           16.34            17.33           15.940
                                                 (b)                                              10.00           10.283
  Ending Number of AUs......................  (a)               25,264         422,715          445,284          477,854
                                                 (b)                                                 --               --
---------------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account
        Charges
        (b) Reflects 0.85% Separate Account
        Charges

                                      ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                           FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                                 INCEPTION TO FISCAL          YEAR END        YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS             YEAR END 4/30/99           4/30/00          4/30/01          4/30/02
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Growth-Income
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.............................  (a)                29.83           30.82            36.49           30.347
                                                 (b)                                              10.00            8.734
  Ending AUV................................  (a)                30.82           36.49            30.35           25.714
                                                 (b)                                               8.73            7.431
  Ending Number of AUs......................  (a)              124,672       2,435,756        2,501,326        2,430,317
                                                 (b)                                                201            1,872
---------------------------------------------------------------------------------------------------------------------------
Equity Index
  (Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV.............................  (a)                10.00           10.26            10.82            9.277
                                                 (b)                                               8.98            8.357
  Ending AUV................................  (a)                10.26           10.82             9.28            7.965
                                                 (b)                                               8.36            7.203
  Ending Number of AUs......................  (a)              400,093       6,227,727        6,183,325        5,912,696
                                                 (b)                                                201              907
---------------------------------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.............................  (a)                14.44           14.98            14.69           13.699
                                                 (b)                                              10.00            9.595
  Ending AUV................................  (a)                14.98           14.69            13.70           10.772
                                                 (b)                                               9.60            7.630
  Ending Number of AUs......................  (a)               16,154         457,503          447,434          421,262
                                                 (b)                                                161               --
---------------------------------------------------------------------------------------------------------------------------
Equity Income
  (Inception Date - (a) 3/23/99 (b) 4/4/01)
  Beginning AUV.............................  (a)                10.00           10.58             9.90           10.956
                                                 (b)                                              10.16           10.812
  Ending AUV................................  (a)                10.58            9.90            10.96           10.476
                                                 (b)                                              10.81           10.378
  Ending Number of AUs......................  (a)               36,063         705,007          737,673          790,207
                                                 (b)                                                 18              246
---------------------------------------------------------------------------------------------------------------------------
Asset Allocation
  (Inception Date - (a) 3/23/99 (b) N/A)
  Beginning AUV.............................  (a)                18.47           19.16            19.87           19.099
                                                 (b)                                              10.68           10.677
  Ending AUV................................  (a)                19.16           19.87            19.10           18.333
                                                 (b)                                              10.68           10.290
  Ending Number of AUs......................  (a)               27,027         593,068          638,666          602,916
                                                 (b)                                                 --               --
---------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.............................  (a)                17.30           17.48            19.40           16.396
                                                 (b)                                               9.32            8.067
  Ending AUV................................  (a)                17.48           19.40            16.40           14.298
                                                 (b)                                               8.07            7.063
  Ending Number of AUs......................  (a)              254,773       4,976,910        4,927,161        4,592,956
                                                 (b)                                                399            2,546
---------------------------------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV.............................  (a)                13.99           14.77            15.85           14.743
                                                 (b)                                              10.00           10.000
  Ending AUV................................  (a)                14.77           15.85            14.74           14.685
                                                 (b)                                              10.00           10.654
  Ending Number of AUs......................  (a)                4,828         110,742          125,922          120,482
                                                 (b)                                                 --               --
---------------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account
        Charges
        (b) Reflects 0.85% Separate Account
        Charges

                                      ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
                                                                           FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                                 INCEPTION TO FISCAL          YEAR END        YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS             YEAR END 4/30/99           4/30/00          4/30/01          4/30/02
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
High - Yield Bond
  (Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV.............................  (a)                14.71           15.15            14.78           13.607
                                                 (b)                                              10.00            9.622
  Ending AUV................................  (a)                15.15           14.78            13.61           12.745
                                                 (b)                                               9.62            9.049
  Ending Number of AUs......................  (a)               23,707         375,439          380,713          368,246
                                                 (b)                                                 82              539
---------------------------------------------------------------------------------------------------------------------------
Corporate Bond
  (Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV.............................  (a)                13.09           13.15            12.77           13.649
                                                 (b)                                              10.00            9.958
  Ending AUV................................  (a)                13.15           12.77            13.65           14.359
                                                 (b)                                               9.96           10.517
  Ending Number of AUs......................  (a)               32,037         600,023          644,043          685,610
                                                 (b)                                                  5              255
---------------------------------------------------------------------------------------------------------------------------
Global Bond
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.............................  (a)                14.43           14.54            14.36           15.454
                                                 (b)                                              10.00           10.481
  Ending AUV................................  (a)                14.54           14.36            15.45           15.801
                                                 (b)                                              10.48           10.763
  Ending Number of AUs......................  (a)               40,454         510,047          517,475          510,010
                                                 (b)                                                446              446
---------------------------------------------------------------------------------------------------------------------------
Small Company Value
  (Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV.............................  (a)                10.00           10.96            12.65           14.522
                                                 (b)                                              10.00           10.068
  Ending AUV................................  (a)                10.96           12.65            14.52           16.627
                                                 (b)                                              10.07           11.574
  Ending Number of AUs......................  (a)                4,634         260,742          332,571          458,007
                                                 (b)                                                211            1,010
---------------------------------------------------------------------------------------------------------------------------
Cash Management
  (Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV.............................  (a)                11.95           11.99            12.45           13.012
                                                 (b)                                              10.22           10.325
  Ending AUV................................  (a)                11.99           12.45            13.01           13.185
                                                 (b)                                              10.32           10.505
  Ending Number of AUs......................  (a)              337,271       2,131,823        2,060,001        1,839,033
                                                 (b)                                              1,701            3,026


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units

        (a) Reflects 1.25% Separate Account Charges

        (b) Reflects 0.85% Separate Account Charges

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes a $100,000 initial investment in a Qualified contract with no further premiums, no withdrawals, no step-ups, no premium taxes, current growth rates; and the election of optional Income Protector alternatives at contract issue.

--------------------------------------------------------------------------------------------------------------
                                                                                                    INCOME
       IF AT ISSUE    ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:     PROTECTOR
         YOU ARE         1 - 6            7             10             15             20            LEVEL
--------------------------------------------------------------------------------------------------------------
     Unisex               N/A           5,494          6,378          8,279         10,920       TIP Plus
     Age 45*              N/A           6,284          7,727         11,039         16,027       TIP Max
--------------------------------------------------------------------------------------------------------------
     Male, Age 45         N/A           4,879          5,601          7,115          9,168       TIP Plus
     Female Age 45**      N/A           5,580          6,786          9,488         13,456       TIP Max
--------------------------------------------------------------------------------------------------------------

 * Life Annuity with 10 year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                               GROUP & INDIVIDUAL

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

              (Portion Relating to Polaris Plus Variable Annuity)








This Statement of Additional Information is not a prospectus; it should be read with the prospectus of the same date relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling
(877) 999-9205 or writing us at:

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299





                                 August 28, 2002

                                TABLE OF CONTENTS



                                                              PAGE
                                                              ----
Separate Account...........................................     3

General Account............................................     3

Performance Data ..........................................     4

Annuity Payments...........................................     8

Annuity Unit Values........................................     9

Taxes......................................................    12

Distribution of Contracts..................................    14

Financial Statements.......................................    14

                                SEPARATE ACCOUNT


        Variable Annuity Account Seven (the "Separate Account") was originally established by Anchor National Life Insurance Company (the "Company") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

        The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

        The Separate Account is divided into Portfolios, with the assets of each Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable annuity payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).


                                 GENERAL ACCOUNT


        The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1, 3, or 5 year market value adjustment fixed account options and the DCA fixed account options available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed investment options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA


PERFORMANCE INFORMATION

        From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.


        In addition, the Separate Account may advertise "total return" data for the Variable Portfolio (including the Cash Management Account) from the inception of the Separate Account. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.


        For periods starting prior to the date the contracts were first offered to the public, the total return data for the Portfolios of the Separate Account will be derived from the performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the Separate Account Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the relevant Separate Account Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

        Performance data for the various Portfolios are computed in the manner described below.


CASH MANAGEMENT PORTFOLIO


        The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending April 30, 2002, were -0.21% and -0.21%, respectively.


        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

               Base Period Return = (EV-SV)/(SV)

        where:

              SV = value of one Accumulation Unit at the start of a 7 day period

              EV = value of one Accumulation Unit at the end of the 7 day period


        The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                          365/7
               Effective Yield = [(Base Period Return + 1)      - 1]

        The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

        Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER PORTFOLIOS

        The Portfolios of the Separate Account other than the Cash Management Portfolio also compute their performance data as "total return."



                            STANDARDIZED PERFORMANCE
                 HISTORICAL PERFORMANCE OF THE SEPARATE ACCOUNT
                              FOR THE PERIOD ENDING
                                 APRIL 30, 2002
                           AVERAGE ANNUAL TOTAL RETURN
                          WITHOUT AND WITH REDEMPTIONS





                                                                  1 YEAR                      SINCE INCEPTION
                                                         -----------------------          ----------------------
                                         INCEPTION       WITHOUT           WITH           WITHOUT           WITH
                                         ---------       -------         -------          -------           ----
Capital Appreciation                      3/19/99        -15.26%        -21.26%            5.01%            3.54%
Growth                                    3/19/99        -11.97%        -17.97%           -2.16%           -3.87%
Government & Quality Bond                 3/19/99          5.79%         -0.21%            4.73%            3.25%
Corporate Bond                            3/23/99          5.20%         -0.80%            3.02%            1.48%
Global Bond                               3/19/99          2.24%         -3.76%            2.95%            1.42%
High Yield                                3/19/99         -6.34%        -12.34%           -4.50%           -6.30%
Worldwide High Income                     3/31/99         -0.40%         -6.40%            1.59%           -0.01%
Asset Allocation                          3/23/99         -4.01%        -10.01%           -0.24%           -1.89%
Growth & Income                           3/19/99        -15.27%        -21.27%           -4.66%           -6.47%
Davis Venture Value                       3/19/99         -8.93%        -14.93%            0.43%           -1.19%
Putnam Growth                             3/19/99        -21.93%        -27.93%          -11.84%          -13.99%
Alliance Growth                           3/19/99        -20.20%        -26.20%          -10.76%          -12.85%
Global Equities                           3/19/99        -18.59%        -24.59%           -7.94%           -9.89%
Telcom Utility                            3/19/99        -21.36%        -27.36%           -8.98%          -10.98%
SunAmerica Balanced                       3/19/99        -12.80%        -18.80%           -5.93%           -7.80%
Federated Value                           3/19/99         -8.03%        -14.03%           -1.35%           -3.03%
Aggressive Growth                         3/19/99        -24.04%        -30.04%           -5.30%           -7.14%
International Diversified Equities        3/19/99        -16.98%        -22.98%           -9.53%          -11.56%
Emerging Markets                          3/23/99          9.27%          3.27%            3.61%            2.09%
International Growth & Income             3/24/99        -12.90%        -18.90%           -2.23%           -3.95%
Real Estate                               3/31/99         12.98%          6.98%           10.33%            8.99%
"Dogs" of Wall Street                     3/19/99          7.85%          1.85%            2.53%            0.98%
Equity Income                             3/23/99         -4.39%        -10.39%            0.78%           -0.83%
Equity Index                              3/19/99        -14.14%        -20.14%           -7.40%           -9.33%
Small Company Value                       3/23/99         14.49%          8.49%           16.76%           15.58%




               ADJUSTED HISTORICAL PERFORMANCE OF UNDERLYING FUNDS
                TOTAL ANNUAL RETURNS (5 YEAR AND SINCE INCEPTION)
                                FOR PERIOD ENDING
                                 APRIL 30, 2002
                         (WITHOUT AND WITH REDEMPTIONS)




                                                                1 YEAR                       5 YEAR               SINCE INCEPTION
                                                         --------------------       --------------------       --------------------
                                         INCEPTION*      WITHOUT       WITH         WITHOUT       WITH         WITHOUT        WITH
                                         ----------      -------      -------       -------      -------       -------       ------
Capital Appreciation                      3/23/87         -15.26%     -21.26%        13.65%       13.17%       13.20%        13.20%
Growth                                     9/5/84         -11.97%     -17.97%         8.92%        8.35%       11.57%        11.57%
Government & Quality Bond                  9/5/84           5.79%      -0.21%         5.96%        5.32%        7.67%         7.67%
Corporate Bond                             7/1/93           5.20%      -0.80%         4.47%        3.79%        4.36%         4.36%
Global Bond                                7/1/93           2.24%      -3.76%         5.17%        4.51%        5.50%         5.50%
High Yield                                 2/9/93          -6.34%     -12.34%        -0.49%       -1.32%        2.85%         2.85%
Worldwide High Income                    10/28/94          -0.40%      -6.40%        -0.09%       -0.91%        5.42%         5.42%
Asset Allocation                           7/1/93          -4.01%     -10.01%         3.09%        2.37%        7.30%         7.30%
Growth & Income                            2/9/93         -15.27%     -21.27%         7.68%        7.08%       10.98%        10.98%
Davis Venture Value                      10/28/94          -8.93%     -14.93%         7.83%        7.23%       13.57%        13.57%
Putnam Growth                              2/9/93         -21.93%     -27.93%         3.12%        2.41%        6.48%         6.48%
Alliance Growth                            2/9/93         -20.20%     -26.20%         7.01%        6.39%       12.30%        12.30%
Global Equities                            2/9/93         -18.59%     -24.59%         1.08%        0.30%        5.61%         5.61%
Telcom Utility                             6/3/96         -21.36%     -27.36%        -0.08%       -0.89%        1.39%         0.75%
SunAmerica Balanced                        6/3/96         -12.80%     -18.80%         4.78%        4.11%        6.37%         5.87%
Federated Value                            6/3/96          -8.03%     -14.03%         7.00%        6.38%        8.36%         7.90%
Aggressive Growth                          6/3/96         -24.04%     -30.04%         7.60%        6.99%        4.77%         4.23%
International Diversified Equities       10/28/94         -16.98%     -22.98%        -1.82%       -2.70%        0.47%         0.47%
Emerging Markets                           6/2/97           9.27%       3.27%          N/A          N/A        -5.95%        -7.01%
International Growth & Income              6/2/97         -12.90%     -18.90%          N/A          N/A         2.08%         1.32%
Real Estate                                6/2/97          12.98%       6.98%          N/A          N/A         4.35%         3.65%
"Dogs" of Wall Street                      4/1/98           7.85%       1.85%          N/A          N/A         0.51%        -0.47%
Equity Income                             3/23/99          -4.39%     -10.39%          N/A          N/A         3.28%         1.89%
Equity Index                             12/14/98         -14.14%     -20.14%          N/A          N/A        -3.08%        -4.71%
Small Company Value                      12/14/98          14.49%       8.49%          N/A          N/A        12.17%        11.03%




        * For portfolios with six years of performance withdrawal charge Schedule B as defined in the prospectus was used. Under withdrawal charge Schedule A (as defined in the prospectus) no surrender charge would apply. Year six is the only year in which the schedules differ.
               ADJUSTED HISTORICAL PERFORMANCE OF UNDERLYING FUNDS
                         TOTAL ANNUAL RETURNS (10 YEAR)*
                                FOR PERIOD ENDING
                                 APRIL 30, 2002
                         (WITHOUT AND WITH REDEMPTIONS)



                                                                               10 YEAR
                                                                      -------------------------
                                                INCEPTION             WITHOUT             WITH
                                                ---------             -------            ------
            Capital Appreciation                 3/23/87               15.35%            15.35%
            Growth                                9/5/84               10.71%            10.71%
            Government & Quality Bond             9/5/84                5.81%             5.81%


        * Only those portfolios in existence for 10 or more years are shown.

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

               P(1+T)n = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years

             ERV    = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

        As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


                                INCOME PAYMENTS

INITIAL MONTHLY ANNUITY PAYMENTS

        The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

        For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

        For variable income payments, the amount of the second and each subsequent monthly annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

        If contract holders elect to begin Income Payments using the Income Protector Program, the income benefit base if determined as described in the prospectus. The initial Income Payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector Program, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. Income proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the Income Option selected.

        The income benefit base is applied and then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.


                               ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable income payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than
1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Portfolio invests; it is also reduced by Separate Account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)

                          = 1.00174825

        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

        P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the factor of
4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = 4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

             Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

             Second Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable income payments are computed in a manner similar to the second variable annuity payment.

        Note that the amount of the first variable income payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.


                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

TRUSTEE TO TRUSTEE TRANSFERS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7) are not considered distributions, and thus are not subject to these withdrawal limitations.

Trustee to trustee transfers can also be permitted between IRAs, and between contracts or accounts established under the same employer-sponsored plans. Such transfers may, however, be subject to limitations under the annuity contract.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2002 is $11,000. The limit may be increased by up to $3,000 for employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $1,000 in 2002 for employees age 50 or older, provided that other applicable requirements are satisfied. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2002 is $3,000. Individuals age 50 or older may be able to contribute an additional $500 in 2002. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) CORPORATE PENSION AND PROFIT-SHARING PLANS

Sections 401(a) of the Code permits corporate employers to establish various types of retirement plans, including 401(k) plans, for employees. These plans can also be established by public employers (although public employers cannot establish new 401(k) plans) and by private employers that are not "corporations". These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) ELIGIBLE DEFERRED COMPENSATION PLANS - SECTION 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds, INCLUDING ANY TRANSFER OR ROLLOVER THAT IS PERMITTED UNDER EGTRRA BUT WAS NOT PERMITTED PRIOR TO 2002, is currently unclear

                            DISTRIBUTION OF CONTRACTS

        The contracts are offered through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc.

        Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS



        The audited consolidated financial statements of the AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) at December 31, 2001 and 2000, for the years ended December 31, 2001, 2000 and 1999, are incorporated herein by reference to Post-Effective Amendment No. 8 under the Securities Act of 1933 (the 33 Act) and No. 9 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 333-63511 and 811-09003 filed on Form N-4 on April 10, 2002. These financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, and 5 year market value adjustment fixed account options and the 1-year and 6-month DCA fixed accounts. Financial Statements of the Variable Annuity Account Seven as of April 30, 2002, and for each of the two years ended April 30, 2002 and 2001, are presented in this Statement of Additional Information. Documents incorporated herein by reference for filing purposes will still appear at the end of this document when it is distributed upon request.


        PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements of the Company and the Separate Account have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven, a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account"), at April 30, 2002, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at April 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.




June 21, 2002

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002


                                                    Government
                                       Capital         and                     Aggressive     Alliance       Asset        Blue Chip
                                     Appreciation  Quality Bond    Growth        Growth        Growth      Allocation      Growth
                                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                     -----------------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series
     Trust, at market value          $50,711,970   $56,444,402   $31,805,872   $         0   $         0   $         0   $         0
  Investments in SunAmerica
     Series Trust, at market
     value                                     0             0             0    13,297,839    97,221,210    13,635,471       679,101
  Investments in Van Kampen Life
     Investment Trust, at market
     value                                     0             0             0             0             0             0             0

Liabilities                                    0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Net Assets                           $50,711,970   $56,444,402   $31,805,872   $13,297,839   $97,221,210   $13,635,471   $   679,101
                                     ===============================================================================================

Accumulation units outstanding         3,065,679     3,705,363     1,992,150     1,103,249     5,535,320       871,609       120,407
                                     ===============================================================================================

Contracts with total expenses of
  0.85%(1):
  Net Assets                         $    28,478   $    38,957   $    35,365   $     4,976   $    17,771   $        --   $        --
  Accumulation units outstanding           3,904         3,422         4,575           980         3,136            --            --
  Unit value of accumulation units   $      7.30   $     11.38   $      7.73   $      5.08   $      5.67   $        --   $        --

Contracts with total expenses of
  0.85%(2):
  Net Assets                         $19,823,164   $ 5,096,509   $ 9,996,106   $ 1,608,752   $18,364,135   $ 2,360,575   $   619,133
  Accumulation units outstanding       2,010,220       429,130     1,102,754       207,493     2,695,963       245,567       109,746
  Unit value of accumulation units   $      9.86   $     11.88   $      9.06   $      7.75   $      6.81   $      9.61   $      5.64

Contracts with total expenses
  of 1.10%:
  Net Assets                         $ 1,104,896   $   265,035   $   500,704   $    11,550   $   757,531   $   221,763   $    59,968
  Accumulation units outstanding         112,490        22,384        55,407         1,492       111,553        23,126        10,661
  Unit value of accumulation units   $      9.82   $     11.84   $      9.04   $      7.74   $      6.79   $      9.59   $      5.62

Contracts with total expenses
  of 1.25%:
  Net Assets                         $29,755,432   $51,043,901   $21,273,697   $11,672,561   $78,081,773   $11,053,133   $        --
  Accumulation units outstanding         939,065     3,250,427       829,414       893,284     2,724,668       602,916            --
  Unit value of accumulation units   $     31.69   $     15.70   $     25.65   $     13.07   $     28.66   $     18.33   $        --

(1) Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                                                   Davis
                                        Cash        Corporate     Venture       "Dogs" of     Emerging       Equity        Equity
                                     Management        Bond        Value       Wall Street     Markets       Income         Index
                                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                     -----------------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series
     Trust, at market value          $         0   $         0   $         0   $         0   $         0   $         0   $         0
  Investments in SunAmerica Series
     Trust, at market value           26,214,963    12,670,300    56,606,074     7,507,418     5,654,737     8,280,359    47,100,945
  Investments in Van Kampen Life
     Investment Trust, at market
     value                                     0             0             0             0             0             0             0

Liabilities                                    0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Net Assets                           $26,214,963   $12,670,300   $56,606,074   $ 7,507,418   $ 5,654,737   $ 8,280,359   $47,100,945
                                     ===============================================================================================


Accumulation units outstanding         2,019,793       934,852     4,325,979       727,879       739,403       790,453     5,913,603
                                     ===============================================================================================


Contracts with total expenses of
  0.85%(1):
  Net Assets                         $    31,788   $     2,680   $    36,865   $        --   $     7,983   $     2,548   $     6,533
  Accumulation units outstanding           3,026           255         4,088            --           797           246           907
  Unit value of accumulation units   $     10.51   $     10.52   $      9.02   $        --   $     10.01   $     10.38   $      7.20

Contracts with total expenses of
  0.85%(2):
  Net Assets                         $ 1,871,950   $ 2,361,462   $32,414,989   $   800,677   $ 1,174,244   $        --   $        --
  Accumulation units outstanding         171,876       208,179     3,277,861        69,011       132,773            --            --
  Unit value of accumulation units   $     10.89   $     11.34   $      9.89   $     11.60   $      8.84   $        --   $        --

Contracts with total expenses of
  1.10%:
  Net Assets                         $    63,774   $   461,325   $ 1,655,836   $    11,633   $    59,332   $        --   $        --
  Accumulation units outstanding           5,858        40,808       167,991         1,004         6,718            --            --
  Unit value of accumulation units   $     10.89   $     11.30   $      9.86   $     11.59   $      8.83   $        --   $        --

Contracts with total expenses of
  1.25%:
  Net Assets                         $24,247,451   $ 9,844,833   $22,498,384   $ 6,695,108   $ 4,413,178   $ 8,277,811   $47,094,412
  Accumulation units outstanding       1,839,033       685,610       876,039       657,864       599,115       790,207     5,912,696
  Unit value of accumulation units   $     13.18   $     14.36   $     25.68   $     10.18   $      7.37   $     10.48   $      7.97

(1) Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                                                                Goldman
                                      Federated      Global        Global        Sachs         Growth-       Growth      High-Yield
                                        Value         Bond        Equities      Research       Income     Opportunities     Bond
                                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                     -----------------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series
     Trust, at market value          $         0   $         0   $         0   $         0   $         0   $         0   $         0
  Investments in SunAmerica Series
     Trust, at market value           12,456,497     8,628,048    14,260,497       534,501    81,959,764       379,270     6,337,878
  Investments in Van Kampen Life
     Investment Trust, at market
     value                                     0             0             0             0             0             0             0

Liabilities                                    0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Net Assets                           $12,456,497   $ 8,628,048   $14,260,497   $   534,501   $81,959,764   $   379,270   $ 6,337,878
                                     ===============================================================================================


Accumulation units outstanding           968,846       560,409     1,238,372        87,811     4,836,055        75,698       556,317
                                     ===============================================================================================


Contracts with total expenses of
  0.85%(1):
  Net Assets                         $        --   $     4,805   $    13,887   $        --   $    13,912   $        --   $     4,877
  Accumulation units outstanding              --           446         1,959            --         1,872            --           539
  Unit value of accumulation units   $        --   $     10.76   $      7.09   $        --   $      7.43   $        --   $      9.05

Contracts with total expenses of
  0.85%(2):
  Net Assets                         $ 4,624,572   $   517,329   $ 4,443,197   $   489,183   $18,587,599   $   379,242   $ 1,595,125
  Accumulation units outstanding         469,139        45,752       628,393        80,348     2,296,734        75,693       182,420
  Unit value of accumulation units   $      9.86   $     11.31   $      7.07   $      6.09   $      8.09   $      5.01   $      8.74

Contracts with total expenses of
  1.10%:
  Net Assets                         $   214,790   $    47,360   $    68,301   $    45,318   $   864,431   $        28   $    44,618
  Accumulation units outstanding          21,853         4,201         9,687         7,463       107,132             5         5,112
  Unit value of accumulation units   $      9.83   $     11.27   $      7.05   $      6.07   $      8.07   $      5.24   $      8.73

Contracts with total expenses of
  1.25%:
  Net Assets                         $ 7,617,135   $ 8,058,554   $ 9,735,112   $        --   $62,493,822   $        --   $ 4,693,258
  Accumulation units outstanding         477,854       510,010       598,333            --     2,430,317            --       368,246
  Unit value of accumulation units   $     15.94   $     15.80   $     16.27   $        --   $     25.71   $        --   $     12.74

(1) Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                    International International
                                     Diversified    Growth &     MFS Growth     MFS Mid-      MFS Total      Putnam         Real
                                      Equities       Income       & Income     Cap Growth      Return        Growth        Estate
                                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                    ------------------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series
     Trust, at market value          $         0   $         0   $         0   $         0   $         0   $         0   $         0
  Investments in SunAmerica Series
     Trust, at market value            5,524,611    14,502,139     8,539,104     3,871,747    17,418,122    38,564,294     4,325,632
  Investments in Van Kampen Life
     Investment Trust, at market
     value                                     0             0             0             0             0             0             0

Liabilities                                    0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Net Assets                           $ 5,524,611   $14,502,139   $ 8,539,104   $ 3,871,747   $17,418,122   $38,564,294   $ 4,325,632
                                     ===============================================================================================


Accumulation units outstanding           616,557     1,529,262     1,038,423       468,320     1,469,115     2,811,912       340,849
                                     ===============================================================================================


Contracts with total expenses of
  0.85%(1):
  Net Assets                         $        --   $     6,158   $        --   $        --   $        --   $     7,324   $    12,854
  Accumulation units outstanding              --           807            --            --            --         1,209         1,034
  Unit value of accumulation units   $        --   $      7.63   $        --   $        --   $        --   $      6.06   $     12.43

Contracts with total expenses of
  0.85%(2):
  Net Assets                         $ 1,437,038   $ 7,715,564   $ 7,996,899   $ 3,661,650   $16,303,637   $ 6,268,121   $   997,954
  Accumulation units outstanding         216,629       907,962       972,320       442,836     1,374,837       953,847        69,705
  Unit value of accumulation units   $      6.63   $      8.50   $      8.22   $      8.27   $     11.86   $      6.57   $     14.32

Contracts with total expenses of
  1.10%:
  Net Assets                         $    12,850   $   172,084   $   542,205   $   210,097   $ 1,114,485   $   165,502   $    13,258
  Accumulation units outstanding           1,943        20,303        66,103        25,484        94,278        25,257           928
  Unit value of accumulation units   $      6.61   $      8.48   $      8.20   $      8.24   $     11.82   $      6.55   $     14.28

Contracts with total expenses of
  1.25%:
  Net Assets                         $ 4,074,723   $ 6,608,333   $        --   $        --   $        --   $32,123,347   $ 3,301,566
  Accumulation units outstanding         397,985       600,190            --            --            --     1,831,599       269,182
  Unit value of accumulation units   $     10.24   $     11.01   $        --   $        --   $        --   $     17.54   $     12.27

(1) Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)


                                          Small
                                         Company       SunAmerica                       Telecom         Worldwide
                                          Value         Balanced       Technology       Utility        High Income       Comstock
                                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                       -------------------------------------------------------------------------------------------
Assets:
  Investments in Anchor Series
     Trust, at market value            $         0     $         0     $         0     $         0     $         0     $         0
  Investments in SunAmerica Series
     Trust, at market value              7,626,802      71,012,625         123,314       5,128,284       2,214,342               0
  Investments in Van Kampen Life
     Investment Trust, at market
     value                                       0               0               0               0               0       4,904,860

Liabilities                                      0               0               0               0               0               0
                                       -------------------------------------------------------------------------------------------

Net Assets                             $ 7,626,802     $71,012,625     $   123,314     $ 5,128,284     $ 2,214,342     $ 4,904,860
                                       ===========================================================================================


Accumulation units outstanding             459,017       5,247,157          49,194         501,860         166,212         489,178
                                       ===========================================================================================


Contracts with total expenses of
  0.85%(1):
  Net Assets                           $    11,686     $    17,979     $        --     $        --     $        --     $        --
  Accumulation units outstanding             1,010           2,546              --              --              --              --
  Unit value of accumulation units     $     11.57     $      7.06     $        --     $        --     $        --     $        --

Contracts with total expenses of
  0.85%(2):
  Net Assets                           $        --     $ 5,166,808     $   115,354     $   565,213     $   411,269     $ 4,601,651
  Accumulation units outstanding                --         632,064          46,009          77,161          42,247         458,910
  Unit value of accumulation units     $        --     $      8.17     $      2.51     $      7.33     $      9.73     $     10.03

Contracts with total expenses of
  1.10%:
  Net Assets                           $        --     $   159,697     $     7,960     $    25,124     $    33,822     $   303,209
  Accumulation units outstanding                --          19,591           3,185           3,437           3,483          30,268
  Unit value of accumulation units     $        --     $      8.15     $      2.50     $      7.31     $      9.71     $     10.02

Contracts with total expenses of
  1.25%:
  Net Assets                           $ 7,615,116     $65,668,141     $        --     $ 4,537,947     $ 1,769,251     $        --
  Accumulation units outstanding           458,007       4,592,956              --         421,262         120,482              --
  Unit value of accumulation units     $     16.63     $     14.30     $        --     $     10.77     $     14.68     $        --

(1) Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)


                                                        Emerging         Growth &
                                                         Growth           Income
                                                        Portfolio        Portfolio          TOTAL
                                                       ----------------------------------------------
Assets:
  Investments in Anchor Series Trust,
      at market value                                  $          0     $          0     $138,962,244
  Investments in SunAmerica Series Trust,
     at market value                                              0                       592,275,888
  Investments in Van Kampen Life Investment Trust,
     at market value                                        614,792        2,253,232        7,772,884

Liabilities                                                       0                0                0
                                                       ----------------------------------------------

Net Assets                                             $    614,792     $  2,253,232     $739,011,016
                                                       ==============================================


Accumulation units outstanding                               65,032          208,564
                                                       =============================


Contracts with total expenses of 0.85%(1):
  Net Assets                                           $         --     $         --
  Accumulation units outstanding                                 --               --
  Unit value of accumulation units                     $         --     $         --

Contracts with total expenses of 0.85%(2):
  Net Assets                                           $    487,365     $  2,024,612
  Accumulation units outstanding                             51,578          187,349
  Unit value of accumulation units                     $       9.45     $      10.81

Contracts with total expenses of 1.10%:
  Net Assets                                           $    127,427     $    228,620
  Accumulation units outstanding                             13,454           21,215
  Unit value of accumulation units                     $       9.47     $      10.78

Contracts with total expenses of 1.25%:
  Net Assets                                           $         --     $         --
  Accumulation units outstanding                                 --               --
  Unit value of accumulation units                     $         --     $         --

(1) Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2002


                                                                      Market Value       Market
Variable Accounts                                        Shares        Per Share          Value             Cost
--------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio                     1,836,319     $      27.62     $ 50,711,970     $ 74,895,007
     Government and Quality Bond Portfolio              3,743,164            15.08       56,444,402       53,287,661
     Growth Portfolio                                   1,356,552            23.45       31,805,872       43,438,282
                                                                                       ------------     ------------
                                                                                        138,962,244      171,620,950
                                                                                       ------------     ------------
SUNAMERICA SERIES TRUST:
     Aggressive Growth Portfolio                        1,539,167             8.64       13,297,839       25,599,869
     Alliance Growth Portfolio                          5,442,357            17.86       97,221,210      169,104,670
     Asset Allocation Portfolio                         1,067,513            12.77       13,635,471       15,269,320
     Blue Chip Growth Portfolio                           108,671             6.25          679,101          783,829
     Cash Management Portfolio                          2,360,418            11.11       26,214,963       26,018,589
     Corporate Bond Portfolio                           1,116,609            11.35       12,670,300       12,579,992
     Davis Venture Value Portfolio                      2,729,393            20.74       56,606,074       68,115,892
     "Dogs" of Wall Street Portfolio                      766,690             9.79        7,507,418        7,205,324
     Emerging Markets Portfolio                           761,592             7.42        5,654,737        6,045,200
     Equity Income Portfolio                              756,038            10.95        8,280,359        8,121,713
     Equity Index Portfolio                             5,145,237             9.15       47,100,945       59,224,990
     Federated Value Portfolio                            847,435            14.70       12,456,497       13,569,284
     Global Bond Portfolio                                810,019            10.65        8,628,048        8,970,123
     Global Equities Portfolio                          1,371,568            10.40       14,260,497       23,305,680
     Goldman Sachs Research Portfolio                      84,904             6.30          534,501          678,041
     Growth-Income Portfolio                            3,867,712            21.19       81,959,764      110,567,595
     Growth Opportunities Portfolio                        71,862             5.28          379,270          553,689
     High-Yield Bond Portfolio                            896,385             7.07        6,337,878        8,270,518
     International Diversified Equities Portfolio         723,984             7.63        5,524,611        8,202,890
     International Growth & Income Portfolio            1,503,049             9.65       14,502,139       17,581,042
     MFS Growth & Income Portfolio                        820,022            10.41        8,539,104       10,220,470
     MFS Mid-Cap Growth Portfolio                         451,143             8.58        3,871,747        6,517,882
     MFS Total Return Portfolio                         1,106,462            15.74       17,418,122       17,257,220
     Putnam Growth Portfolio                            2,742,557            14.06       38,564,294       64,081,124
     Real Estate Portfolio                                370,995            11.66        4,325,632        3,768,477
     Small Company Value Portfolio                        629,257            12.12        7,626,802        6,774,147
     SunAmerica Balanced Portfolio                      5,219,409            13.61       71,012,625       91,548,958
     Technology Portfolio                                  45,401             2.72          123,314          207,035
     Telecom Utility Portfolio                            525,819             9.75        5,128,284        7,379,486
     Worldwide High Income Portfolio                      284,179             7.79        2,214,342        2,708,141
                                                                                       -----------------------------
                                                                                        592,275,888      800,231,190
                                                                                       -----------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
     Comstock Portfolio                                   442,278            11.09        4,904,860        5,037,414
     Emerging Growth Portfolio                             23,783            25.85          614,792          643,478
     Growth & Income Portfolio                            139,088            16.20        2,253,232        2,222,693
                                                                                       ------------     ------------
                                                                                          7,772,884        7,903,585
                                                                                       ------------     ------------
                                                                                       $739,011,016     $979,755,725
                                                                                       ============     ============


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002


                                                Government
                                    Capital        and                        Aggressive     Alliance        Asset       Blue Chip
                                 Appreciation  Quality Bond      Growth        Growth         Growth       Allocation      Growth
                                   Portfolio     Portfolio     Portfolio      Portfolio      Portfolio      Portfolio    Portfolio
                                 -------------------------------------------------------------------------------------------------
Investment income:
  Dividends and capital gains
    distributions                $ 11,915,535   $ 2,356,829   $  4,503,720   $  3,671,002   $ 10,879,734   $   750,415   $     263
                                 -------------------------------------------------------------------------------------------------
    Total investment income        11,915,535     2,356,829      4,503,720      3,671,002     10,879,734       750,415         263
                                 -------------------------------------------------------------------------------------------------

Expenses:
  Mortality and expense risk
    charge                           (476,317)     (578,682)      (307,750)      (157,634)    (1,120,950)     (141,572)     (3,228)
  Distribution expense charge         (74,765)      (80,829)       (46,397)       (22,477)      (163,039)      (20,229)       (682)
                                 -------------------------------------------------------------------------------------------------
    Total expenses                   (551,082)     (659,511)      (354,147)      (180,111)    (1,283,989)     (161,801)     (3,910)
                                 -------------------------------------------------------------------------------------------------

Net investment income (loss)       11,364,453     1,697,318      4,149,573      3,490,891      9,595,745       588,614      (3,647)
                                 -------------------------------------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions:
  Proceeds from shares sold         2,444,703     5,127,174      1,424,795      2,328,696      7,676,117     1,785,456      41,692
  Cost of shares sold              (3,366,128)   (4,911,693)    (1,863,149)    (3,929,911)   (12,066,628)   (1,978,115)    (47,999)
                                 -------------------------------------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions       (921,425)      215,481       (438,354)    (1,601,215)    (4,390,511)     (192,659)     (6,307)
                                 -------------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of
  investments:
  Beginning of period              (5,510,180)    2,089,429     (3,979,714)    (5,988,480)   (42,004,409)     (687,131)    (12,626)
  End of period                   (24,183,037)    3,156,741    (11,632,410)   (12,302,030)   (71,883,460)   (1,633,849)   (104,728)
                                 -------------------------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
  of investments                  (18,672,857)    1,067,312     (7,652,696)    (6,313,550)   (29,879,051)     (946,718)    (92,102)
                                 -------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations         $ (8,229,829)  $ 2,980,111   $ (3,941,477)  $ (4,423,874)  $(24,673,817)  $  (550,763)  $(102,056)
                                 =================================================================================================

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                                 Davis
                                      Cash        Corporate      Venture       "Dogs" of     Emerging      Equity        Equity
                                   Management       Bond          Value       Wall Street     Markets      Income         Index
                                   Portfolio      Portfolio     Portfolio      Portfolio     Portfolio    Portfolio     Portfolio
                                  ------------------------------------------------------------------------------------------------
Investment income:
  Dividends and capital gains
    distributions                 $  1,083,032   $   636,619   $  8,114,922   $   148,173   $    75,848   $ 135,000   $    861,552
                                  ------------------------------------------------------------------------------------------------
    Total investment income          1,083,032       636,619      8,114,922       148,173        75,848     135,000        861,552
                                  ------------------------------------------------------------------------------------------------

Expenses:
  Mortality and expense risk
    charge                            (293,692)     (118,712)      (445,668)      (72,784)      (50,037)    (88,807)      (568,382)
  Distribution expense charge          (40,810)      (17,144)       (75,743)      (10,216)       (7,469)    (12,111)       (77,508)
                                  ------------------------------------------------------------------------------------------------
    Total expenses                    (334,502)     (135,856)      (521,411)      (83,000)      (57,506)   (100,918)      (645,890)
                                  ------------------------------------------------------------------------------------------------

Net investment income (loss)           748,530       500,763      7,593,511        65,173        18,342      34,082        215,662
                                  ------------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold         10,845,469     1,983,409      1,794,577     1,147,417     2,931,947     423,479      3,852,070
  Cost of shares sold              (10,768,712)   (1,986,762)    (2,133,811)   (1,158,461)   (3,717,905)   (412,233)    (4,555,022)
                                  ------------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions               76,757        (3,353)      (339,234)      (11,044)     (785,958)     11,246       (702,952)
                                  ------------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                  657,594        25,864        131,894      (149,886)   (1,601,127)    570,451     (4,600,594)
  End of period                        196,374        90,308    (11,509,818)      302,094      (390,463)    158,646    (12,124,045)
                                  ------------------------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation) of
  investments                         (461,220)       64,444    (11,641,712)      451,980     1,210,664    (411,805)    (7,523,451)
                                  ------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations          $    364,067   $   561,854   $ (4,387,435)  $   506,109   $   443,048   $(366,477)  $ (8,010,741)
                                  ================================================================================================


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                           Goldman
                                    Federated     Global       Global       Sachs        Growth-       Growth       High-Yield
                                      Value        Bond       Equities     Research       Income    Opportunities      Bond
                                    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio      Portfolio
                                   --------------------------------------------------------------------------------------------
Investment income:
  Dividends and capital gains
    distributions                  $   417,550   $ 782,962   $ 2,469,056   $       0   $  5,195,846   $      43     $   817,834
                                   --------------------------------------------------------------------------------------------
      Total investment income          417,550     782,962     2,469,056           0      5,195,846          43         817,834
                                   --------------------------------------------------------------------------------------------

Expenses:
  Mortality and expense risk
    charge                            (109,071)    (93,208)     (148,629)     (2,908)      (875,829)     (2,576)        (62,381)
  Distribution expense charge          (16,768)    (12,923)      (22,697)       (613)      (129,409)       (552)         (9,161)
                                   --------------------------------------------------------------------------------------------
      Total expenses                  (125,839)   (106,131)     (171,326)     (3,521)    (1,005,238)     (3,128)        (71,542)
                                   --------------------------------------------------------------------------------------------

Net investment income (loss)           291,711     676,831     2,297,730      (3,521)     4,190,608      (3,085)        746,292
                                   --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold            668,407     819,274     1,404,343      37,977      5,631,688      69,229       1,095,804
  Cost of shares sold                 (725,888)   (835,475)   (2,100,947)    (44,892)    (7,142,745)    (97,982)     (1,400,813)
                                   --------------------------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions            (57,481)    (16,201)     (696,604)     (6,915)    (1,511,057)    (28,753)       (305,009)
                                   --------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                   12,171     128,152    (4,263,345)    (14,905)   (11,500,608)    (91,112)     (1,101,020)
  End of period                     (1,112,787)   (342,075)   (9,045,183)   (143,540)   (28,607,831)   (174,419)     (1,932,640)
                                   --------------------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation) of
  investments                       (1,124,958)   (470,227)   (4,781,838)   (128,635)   (17,107,223)    (83,307)       (831,620)
                                   --------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                  $  (890,728)  $ 190,403   $(3,180,712)  $(139,071)  $(14,427,672)  $(115,145)    $  (390,337)
                                   ============================================================================================


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                  International International
                                   Diversified     Growth &    MFS Growth      MFS Mid-    MFS Total     Putnam         Real
                                     Equities      Income       & Income     Cap Growth     Return       Growth        Estate
                                    Portfolio     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                  ---------------------------------------------------------------------------------------------
Investment income:
  Dividends and capital gains
    distributions                  $   417,512   $   650,961   $   389,783   $   790,879   $ 437,620   $  1,633,345   $  93,700
                                   --------------------------------------------------------------------------------------------
      Total investment income          417,512       650,961       389,783       790,879     437,620      1,633,345      93,700
                                   --------------------------------------------------------------------------------------------

Expenses:
  Mortality and expense risk
    charge                             (55,536)     (122,454)      (53,590)      (31,218)    (69,353)      (459,911)    (33,063)
  Distribution expense charge           (8,259)      (20,552)      (11,345)       (6,633)    (14,616)       (66,490)     (4,826)
                                   --------------------------------------------------------------------------------------------
      Total expenses                   (63,795)     (143,006)      (64,935)      (37,851)    (83,969)      (526,401)    (37,889)
                                   --------------------------------------------------------------------------------------------

Net investment income (loss)           353,717       507,955       324,848       753,028     353,651      1,106,944      55,811
                                   --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold          1,195,813     3,001,581       816,845       921,801     230,077      4,355,673     455,889
  Cost of shares sold               (1,903,381)   (3,844,231)     (967,557)   (1,327,394)   (226,850)    (6,635,994)   (411,385)
                                   --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions             (707,568)     (842,650)     (150,712)     (405,593)      3,227     (2,280,321)     44,504
                                   --------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period               (1,984,187)   (1,564,893)     (282,568)     (210,976)    218,591    (15,479,285)    251,434
  End of period                     (2,678,279)   (3,078,903)   (1,681,366)   (2,646,135)    160,902    (25,516,830)    557,155
                                   --------------------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation) of
  investments                         (694,092)   (1,514,010)   (1,398,798)   (2,435,159)    (57,689)   (10,037,545)    305,721
                                   --------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                  $(1,047,943)  $(1,848,705)  $(1,224,662)  $(2,087,724)  $ 299,189   $(11,210,922)  $ 406,036
                                   ============================================================================================


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                       Small
                                      Company       SunAmerica                     Telecom       Worldwide
                                       Value         Balanced      Technology      Utility      High Income    Comstock
                                     Portfolio      Portfolio       Portfolio     Portfolio      Portfolio   Portfolio(3)
                                     ------------------------------------------------------------------------------------
Investment income:
  Dividends and capital gains
    distributions                    $ 150,000     $  4,123,946     $      0     $   198,308     $ 285,799     $  42,482
                                     -----------------------------------------------------------------------------------
      Total investment income          150,000        4,123,946            0         198,308       285,799        42,482
                                     -----------------------------------------------------------------------------------

Expenses:
  Mortality and expense risk
    charge                             (63,188)        (829,431)        (902)        (61,796)      (22,335)       (7,640)
  Distribution expense charge           (8,621)        (115,714)        (189)         (8,765)       (3,244)       (1,604)
                                     -----------------------------------------------------------------------------------
      Total expenses                   (71,809)        (945,145)      (1,091)        (70,561)      (25,579)       (9,244)
                                     -----------------------------------------------------------------------------------

Net investment income (loss)            78,191        3,178,801       (1,091)        127,747       260,220        33,238
                                     -----------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold            944,371        7,122,821       27,719         733,821       252,397        60,842
  Cost of shares sold                 (905,880)      (8,576,699)     (39,868)       (945,892)     (312,760)      (60,247)
                                     -----------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions               38,491       (1,453,878)     (12,149)       (212,071)      (60,363)          595
                                     -----------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                   93,970       (8,110,540)     (29,674)       (897,277)     (284,636)            0
  End of period                        852,655      (20,536,333)     (83,721)     (2,251,202)     (493,799)     (132,554)
                                     -----------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation) of
  investments                          758,685      (12,425,793)     (54,047)     (1,353,925)     (209,163)     (132,554)
                                     -----------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                    $ 875,367     $(10,700,870)    $(67,287)    $(1,438,249)    $  (9,306)    $ (98,721)
                                     ===================================================================================

     (3) For the period from October 15, 2001 to April 30, 2002

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                                Emerging          Growth &
                                                                 Growth            Income
                                                              Portfolio(3)      Portfolio(3)          TOTAL
                                                              -------------     -------------     -------------
Investment income:
  Dividends and capital gains distributions                   $         193     $       9,598     $  64,040,061
                                                              -------------------------------------------------
      Total investment income                                           193             9,598        64,040,061
                                                              -------------------------------------------------

Expenses:
  Mortality and expense risk charge                                    (934)           (3,092)       (7,533,260)
  Distribution expense charge                                          (186)             (638)       (1,113,224)
                                                              -------------------------------------------------
      Total expenses                                                 (1,120)           (3,730)       (8,646,484)
                                                              -------------------------------------------------

Net investment income (loss)                                           (927)            5,868        55,393,577
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                           2,603            31,985        73,687,961
  Cost of shares sold                                                (2,639)          (31,164)      (91,437,212)
                                                              -------------------------------------------------

Net realized gains (losses) from
  securities transactions                                               (36)              821       (17,749,251)
                                                              -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                     0                 0      (106,169,623)
  End of period                                                     (28,686)           30,539      (240,744,709)
                                                              -------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments                                     (28,686)           30,539      (134,575,086)
                                                              -------------------------------------------------

Increase (decrease) in net assets from operations             $     (29,649)    $      37,228     $ (96,930,760)
                                                              =================================================

     (3) For the period from October 15, 2001 to April 30, 2002

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002


                                                 Government
                                    Capital         and                        Aggressive     Alliance        Asset       Blue Chip
                                 Appreciation   Quality Bond      Growth         Growth        Growth       Allocation     Growth
                                   Portfolio     Portfolio       Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                 --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)   $ 11,364,453   $  1,697,318   $  4,149,573   $  3,490,891  $   9,595,745  $    588,614   $  (3,647)
  Net realized gains (losses)
    from securities
    transactions                     (921,425)       215,481       (438,354)    (1,601,215)    (4,390,511)     (192,659)     (6,307)
  Change in net unrealized
    appreciation (depreciation)
    of investments                (18,672,857)     1,067,312     (7,652,696)    (6,313,550)   (29,879,051)     (946,718)    (92,102)
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations         (8,229,829)     2,980,111     (3,941,477)    (4,423,874)   (24,673,817)     (550,763)   (102,056)
                                 --------------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                          2,691,981      1,341,814      1,631,633        289,893      2,532,774       525,585     154,748
    Cost of units redeemed         (2,029,503)    (3,255,366)    (1,093,624)      (444,824)    (3,877,225)     (500,261)    (31,808)
    Net transfers                   8,063,094      4,815,069      4,935,177       (616,196)     3,292,907       836,076     435,597
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                    8,725,572      2,901,517      5,473,186       (771,127)     1,948,456       861,400     558,537
                                 --------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                              495,743      5,881,628      1,531,709     (5,195,001)   (22,725,361)      310,637     456,481
Net assets at beginning of
  period                           50,216,227     50,562,774     30,274,163     18,492,840    119,946,571    13,324,834     222,620
                                 --------------------------------------------------------------------------------------------------
Net assets at end of period      $ 50,711,970   $ 56,444,402   $ 31,805,872   $ 13,297,839  $  97,221,210  $ 13,635,471   $ 679,101
                                 ==================================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85%(1):
  Units sold                            3,086          3,397          3,480            851          2,442             0           0
  Units redeemed                            0              0           (454)          (334)             0             0           0
  Units transferred                         0              0              0              0              0             0           0
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                           3,086          3,397          3,026            517          2,442             0           0
Beginning units                           818             25          1,549            463            694             0           0
                                 --------------------------------------------------------------------------------------------------
Ending units                            3,904          3,422          4,575            980          3,136             0           0
                                 ==================================================================================================
Contracts with total expenses
  of 0.85%(2):
  Units sold                          176,235         44,015        118,197          5,949        175,286        29,678      22,700
  Units redeemed                     (111,262)       (58,728)       (43,587)       (20,293)      (183,009)       (8,418)     (5,027)
  Units transferred                   643,421        301,575        464,638         14,054        699,066       111,331      61,093
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         708,394        286,862        539,248           (290)       691,343       132,591      78,766
Beginning units                     1,301,826        142,268        563,506        207,783      2,004,620       112,976      30,980
                                 --------------------------------------------------------------------------------------------------
Ending units                        2,010,220        429,130      1,102,754        207,493      2,695,963       245,567     109,746
                                 ==================================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                           23,431         12,206         16,186              0         20,060        17,169       1,617
  Units redeemed                         (687)             0         (1,256)             0              0             0           0
  Units transferred                    78,157          8,137         34,271          1,127         81,343         5,957       8,709
                                 --------------------------------------------------------------------------------------------------
Increase in units outstanding         100,901         20,343         49,201          1,127        101,403        23,126      10,326
Beginning units                        11,589          2,041          6,206            365         10,150             0         335
                                 --------------------------------------------------------------------------------------------------
Ending units                          112,490         22,384         55,407          1,492        111,553        23,126      10,661
                                 ==================================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                           17,940         42,132         11,078         16,071         31,984         3,776           0
  Units redeemed                      (26,313)      (166,528)       (24,171)       (19,984)       (78,500)      (22,300)          0
  Units transferred                    11,770         77,351          4,452        (54,649)       (91,565)      (17,226)          0
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                           3,397        (47,045)        (8,641)       (58,562)      (138,081)      (35,750)          0
Beginning units                       935,668      3,297,472        838,055        951,846      2,862,749       638,666           0
                                 --------------------------------------------------------------------------------------------------
Ending units                          939,065      3,250,427        829,414        893,284      2,724,668       602,916           0
                                 ===================================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                Davis
                                    Cash        Corporate       Venture       "Dogs" of     Emerging       Equity        Equity
                                  Management      Bond           Value       Wall Street     Markets       Income         Index
                                  Portfolio     Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                 --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)   $    748,530  $    500,763   $  7,593,511   $    65,173   $    18,342   $    34,082   $    215,662
  Net realized gains (losses)
    from securities
    transactions                       76,757        (3,353)      (339,234)      (11,044)     (785,958)       11,246       (702,952)
  Change in net unrealized
    appreciation (depreciation)
    of investments                   (461,220)       64,444    (11,641,712)      451,980     1,210,664      (411,805)    (7,523,451)
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations            364,067       561,854     (4,387,435)      506,109       443,048      (366,477)    (8,010,741)
                                 --------------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                            636,984       695,172      3,798,358        70,010        86,574       121,126        322,299
    Cost of units redeemed         (1,433,753)     (402,763)    (2,232,904)     (369,895)     (182,366)     (242,681)    (1,790,133)
    Net transfers                    (806,094)    2,087,495     14,654,453       935,176        91,502       685,931       (785,364)
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                   (1,602,863)    2,379,904     16,219,907       635,291        (4,290)      564,376     (2,253,198)
                                 --------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                           (1,238,796)    2,941,758     11,832,472     1,141,400       438,758       197,899    (10,263,939)
Net assets at beginning of
  period                           27,453,759     9,728,542     44,773,602     6,366,018     5,215,979     8,082,460     57,364,884
                                 --------------------------------------------------------------------------------------------------
Net assets at end of period      $ 26,214,963  $ 12,670,300   $ 56,606,074   $ 7,507,418   $ 5,654,737   $ 8,280,359   $ 47,100,945
                                 ==================================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85%(1):
  Units sold                            1,325           250          3,369             0           118           228            706
  Units redeemed                            0             0              0             0             0             0              0
  Units transferred                         0             0              0             0           589             0              0
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                           1,325           250          3,369             0           707           228            706
Beginning units                         1,701             5            719             0            90            18            201
                                 --------------------------------------------------------------------------------------------------
Ending units                            3,026           255          4,088             0           797           246            907
                                 ==================================================================================================
Contracts with total expenses
  of 0.85%(2):
  Units sold                           15,828        30,314        297,228         3,744         3,348             0              0
  Units redeemed                      (17,101)       (9,055)      (166,962)       (2,195)       (7,916)            0              0
  Units transferred                   114,726        99,687      1,189,684        37,455       (14,833)            0              0
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         113,453       120,946      1,319,950        39,004       (19,401)            0              0
Beginning units                        58,423        87,233      1,957,911        30,007       152,174             0              0
                                 --------------------------------------------------------------------------------------------------
Ending units                          171,876       208,179      3,277,861        69,011       132,773             0              0
                                 ==================================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                               35        23,333         19,870             0         1,987             0              0
  Units redeemed                            0          (491)        (1,336)            0             0             0              0
  Units transferred                     5,328        17,876        132,545         1,004         1,998             0              0
                                 --------------------------------------------------------------------------------------------------
Increase in units outstanding           5,363        40,718        151,079         1,004         3,985             0              0
Beginning units                           495            90         16,912             0         2,733             0              0
                                 --------------------------------------------------------------------------------------------------
Ending units                            5,858        40,808        167,991         1,004         6,718             0              0
                                 ==================================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                           34,065         6,909         22,295         2,539         6,827        11,001         36,058
  Units redeemed                      (94,723)      (20,947)       (21,830)      (35,312)      (18,918)      (22,780)      (211,781)
  Units transferred                  (160,310)       55,605         45,556        50,071        22,843        64,313        (94,906)
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                        (220,968)       41,567         46,021        17,298        10,752        52,534       (270,629)
Beginning units                     2,060,001       644,043        830,018       640,566       588,363       737,673      6,183,325
                                 --------------------------------------------------------------------------------------------------
Ending units                        1,839,033       685,610        876,039       657,864       599,115       790,207      5,912,696
                                 ==================================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                             Goldman
                                  Federated       Global        Global        Sachs         Growth-        Growth        High-Yield
                                    Value          Bond        Equities      Research       Income      Opportunities       Bond
                                  Portfolio      Portfolio     Portfolio     Portfolio     Portfolio      Portfolio      Portfolio
                                 --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)   $    291,711   $   676,831   $  2,297,730   $  (3,521)  $  4,190,608     $  (3,085)    $   746,292
  Net realized gains (losses)
    from securities
    transactions                      (57,481)      (16,201)      (696,604)     (6,915)    (1,511,057)      (28,753)       (305,009)
  Change in net unrealized
    appreciation (depreciation)
    of investments                 (1,124,958)     (470,227)    (4,781,838)   (128,635)   (17,107,223)      (83,307)       (831,620)
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations           (890,728)      190,403     (3,180,712)   (139,071)   (14,427,672)     (115,145)       (390,337)
                                 --------------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                            407,280       202,370        336,052      68,574      2,183,271        12,611         376,776
    Cost of units redeemed           (518,147)     (261,495)      (443,281)    (45,212)    (3,021,620)       (7,875)       (187,748)
    Net transfers                   3,307,111       305,236        728,114     375,673      5,321,462       113,527         511,559
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                    3,196,244       246,111        620,885     399,035      4,483,113       118,263         700,587
                                 --------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                            2,305,516       436,514     (2,559,827)    259,964     (9,944,559)        3,118         310,250
Net assets at beginning of
  period                           10,150,981     8,191,534     16,820,324     274,537     91,904,323       376,152       6,027,628
                                 --------------------------------------------------------------------------------------------------
Net assets at end of period      $ 12,456,497   $ 8,628,048   $ 14,260,497   $ 534,501   $ 81,959,764     $ 379,270     $ 6,337,878
                                 ==================================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85%(1):
  Units sold                                0           852          1,460           0          1,671             0             457
  Units redeemed                            0          (304)             0           0              0             0               0
  Units transferred                         0          (548)             0           0              0             0               0
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                               0             0          1,460           0          1,671             0             457
Beginning units                             0           446            499           0            201             0              82
                                 --------------------------------------------------------------------------------------------------
Ending units                                0           446          1,959           0          1,872             0             539
                                 ==================================================================================================
Contracts with total expenses
  of 0.85%(2):
  Units sold                           23,446        10,084         28,970       8,101        121,095         2,014          29,489
  Units redeemed                      (24,264)       (1,921)       (27,933)     (6,333)      (127,142)       (1,586)         (2,878)
  Units transferred                   242,284        20,419        121,344      47,405        629,694        20,408          64,791
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         241,466        28,582        122,381      49,173        623,647        20,836          91,402
Beginning units                       227,673        17,170        506,012      31,175      1,673,087        54,857          91,018
                                 --------------------------------------------------------------------------------------------------
Ending units                          469,139        45,752        628,393      80,348      2,296,734        75,693         182,420
                                 ==================================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                            4,844           916            986       1,731         32,411             0           9,155
  Units redeemed                         (632)          (19)             0        (154)        (1,269)            0            (545)
  Units transferred                    17,435         3,260          5,945       5,560         67,711             5          (3,498)
                                 --------------------------------------------------------------------------------------------------
Increase in units outstanding          21,647         4,157          6,931       7,137         98,853             5           5,112
Beginning units                           206            44          2,756         326          8,279             0               0
                                 --------------------------------------------------------------------------------------------------
Ending units                           21,853         4,201          9,687       7,463        107,132             5           5,112
                                 ==================================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                            7,183         4,392          6,013           0         32,687             0           2,733
  Units redeemed                      (16,363)      (14,874)       (13,091)          0        (70,238)            0         (12,297)
  Units transferred                    41,750         3,017        (15,756)          0        (33,458)            0          (2,903)
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                          32,570        (7,465)       (22,834)          0        (71,009)            0         (12,467)
Beginning units                       445,284       517,475        621,167           0      2,501,326             0         380,713
                                 --------------------------------------------------------------------------------------------------
Ending units                          477,854       510,010        598,333           0      2,430,317             0         368,246
                                 ==================================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                International International
                                 Diversified    Growth &       MFS Growth   MFS Mid-Cap    MFS Total       Putnam          Real
                                  Equities       Income         & Income      Growth        Return         Growth         Estate
                                  Portfolio     Portfolio      Portfolio     Portfolio     Portfolio      Portfolio      Portfolio
                                ---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)   $   353,717   $    507,955   $   324,848   $   753,028   $    353,651   $  1,106,944   $    55,811
  Net realized gains (losses)
    from securities
    transactions                    (707,568)      (842,650)     (150,712)     (405,593)         3,227     (2,280,321)       44,504
  Change in net unrealized
    appreciation (depreciation)
    of investments                  (694,092)    (1,514,010)   (1,398,798)   (2,435,159)       (57,689)   (10,037,545)      305,721
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations        (1,047,943)    (1,848,705)   (1,224,662)   (2,087,724)       299,189    (11,210,922)      406,036
                                 --------------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                           106,345        519,972     1,065,977       327,305      2,157,237        882,101       158,929
    Cost of units redeemed          (200,337)      (655,901)     (433,048)     (379,784)      (356,512)    (1,897,071)      (96,357)
    Net transfers                    630,073      2,546,234     3,412,717     1,465,033     11,077,387       (296,032)    1,377,662
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                     536,081      2,410,305     4,045,646     1,412,554     12,878,112     (1,311,002)    1,440,234
                                 --------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                            (511,862)       561,600     2,820,984      (675,170)    13,177,301    (12,521,924)    1,846,270
Net assets at beginning of
  period                           6,036,473     13,940,539     5,718,120     4,546,917      4,240,821     51,086,218     2,479,362
                                 --------------------------------------------------------------------------------------------------
Net assets at end of period      $ 5,524,611   $ 14,502,139   $ 8,539,104   $ 3,871,747   $ 17,418,122   $ 38,564,294   $ 4,325,632
                                 ==================================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85% (1):
  Units sold                               0            594             0             0              0            838         1,017
  Units redeemed                           0              0             0             0              0              0             0
  Units transferred                        0              0             0             0              0              0             0
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                              0            594             0             0              0            838         1,017
Beginning units                            0            213             0             0              0            371            17
                                 --------------------------------------------------------------------------------------------------
Ending units                               0            807             0             0              0          1,209         1,034
                                 ==================================================================================================
Contracts with total expenses
  of 0.85% (2):
  Units sold                           5,310         37,436       102,682        26,699        165,697         76,867         6,616
  Units redeemed                     (11,295)       (56,836)      (49,714)      (38,465)       (29,804)       (82,781)         (987)
  Units transferred                   83,125        263,640       337,616       110,255        883,805        139,070        48,281
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         77,140        244,240       390,584        98,489      1,019,698        133,156        53,910
Beginning units                      139,489        663,722       581,736       344,347        355,139        820,691        15,795
                                 --------------------------------------------------------------------------------------------------
Ending units                         216,629        907,962       972,320       442,836      1,374,837        953,847        69,705
                                 ==================================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                             247          3,898        15,075         4,616         19,452          6,318            79
  Units redeemed                           0            (77)            0          (340)        (1,283)           (40)         (213)
  Units transferred                    1,040         15,010        45,458        20,902         71,521         15,735         1,023
                                 --------------------------------------------------------------------------------------------------
Increase in units outstanding          1,287         18,831        60,533        25,178         89,690         22,013           889
Beginning units                          656          1,472         5,570           306          4,588          3,244            39
                                 --------------------------------------------------------------------------------------------------
Ending units                           1,943         20,303        66,103        25,484         94,278         25,257           928
                                 ==================================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                           6,498         14,049             0             0              0         11,640         5,091
  Units redeemed                     (12,046)       (17,075)            0             0              0        (66,440)       (7,067)
  Units transferred                    4,471         11,868             0             0              0        (80,123)       61,206
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         (1,077)         8,842             0             0              0       (134,923)       59,230
Beginning units                      399,062        591,348             0             0              0      1,966,522       209,952
                                 --------------------------------------------------------------------------------------------------
Ending units                         397,985        600,190             0             0              0      1,831,599       269,182
                                 ==================================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                              Small
                                             Company       SunAmerica                    Telecom       Worldwide
                                              Value         Balanced      Technology     Utility      High Income     Comstock
                                            Portfolio       Portfolio     Portfolio     Portfolio      Portfolio    Portfolio (3)
                                           -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)             $    78,191    $  3,178,801    $  (1,091)   $   127,747    $   260,220    $    33,238
  Net realized gains (losses)
    from securities
    transactions                                38,491      (1,453,878)     (12,149)      (212,071)       (60,363)           595
  Change in net unrealized
    appreciation (depreciation)
    of investments                             758,685     (12,425,793)     (54,047)    (1,353,925)      (209,163)      (132,554)
                                           -------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations                     875,367     (10,700,870)     (67,287)    (1,438,249)        (9,306)       (98,721)
                                           -------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                                     175,984       1,171,085       27,820         56,628         46,426        825,839
    Cost of units redeemed                    (272,905)     (3,294,599)      (2,859)      (199,056)       (78,850)       (21,422)
    Net transfers                            2,016,507        (984,867)      62,453        (69,543)        94,773      4,199,164
                                           -------------------------------------------------------------------------------------
   Increase (decrease) in net
     assets from capital
     transactions                            1,919,586      (3,108,381)      87,414       (211,971)        62,349      5,003,581
                                           -------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                                     2,794,953     (13,809,251)      20,127     (1,650,220)        53,043      4,904,860
Net assets at beginning of
  period                                     4,831,849      84,821,876      103,187      6,778,504      2,161,299              0
                                           -------------------------------------------------------------------------------------
Net assets at end of period                $ 7,626,802    $ 71,012,625    $ 123,314    $ 5,128,284    $ 2,214,342    $ 4,904,860
                                           =====================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85% (1):
  Units sold                                       799           2,147            0             13              0              0
  Units redeemed                                     0               0            0           (174)             0              0
  Units transferred                                  0               0            0              0              0              0
                                           -------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                                      799           2,147            0           (161)             0              0
Beginning units                                    211             399            0            161              0              0
                                           -------------------------------------------------------------------------------------
Ending units                                     1,010           2,546            0              0              0              0
                                           =====================================================================================
Contracts with total expenses
  of 0.85% (2):
  Units sold                                         0          56,479        5,227          2,679            974         71,874
  Units redeemed                                     0         (44,741)        (984)        (4,896)        (1,506)        (1,771)
  Units transferred                                  0         188,470       18,183          9,686         11,470        388,807
                                           -------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                                        0         200,208       22,426          7,469         10,938        458,910
Beginning units                                      0         431,856       23,583         69,692         31,309              0
                                           -------------------------------------------------------------------------------------
Ending units                                         0         632,064       46,009         77,161         42,247        458,910
                                           =====================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                                         0           2,771        2,775            616          3,121          8,549
  Units redeemed                                     0            (468)           0              0              0              0
  Units transferred                                  0          17,023          410          2,717            362         21,719
                                           -------------------------------------------------------------------------------------
Increase in units outstanding                        0          19,326        3,185          3,333          3,483         30,268
Beginning units                                      0             265            0            104              0              0
                                           -------------------------------------------------------------------------------------
Ending units                                         0          19,591        3,185          3,437          3,483         30,268
                                           =====================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                                    11,222          41,449            0          2,327            565              0
  Units redeemed                               (18,341)       (190,499)           0        (13,607)        (4,504)             0
  Units transferred                            132,555        (185,155)           0        (14,892)        (1,501)             0
                                           -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       125,436        (334,205)           0        (26,172)        (5,440)             0
Beginning units                                332,571       4,927,161            0        447,434        125,922              0
                                           -------------------------------------------------------------------------------------
Ending units                                   458,007       4,592,956            0        421,262        120,482              0
                                           =====================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

       (3) For the period from October 15, 2001 to April 30, 2002

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                                    Emerging          Growth &
                                                                     Growth           Income
                                                                  Portfolio (3)     Portfolio (3)         TOTAL
                                                                  -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $        (927)    $       5,868     $  55,393,577
   Net realized gains (losses) from
       securities transactions                                              (36)              821       (17,749,251)
   Change in net unrealized appreciation
       (depreciation) of investments                                    (28,686)           30,539      (134,575,086)
                                                                  -------------------------------------------------
   Increase (decrease) in net assets from operations                    (29,649)           37,228       (96,930,760)
                                                                  -------------------------------------------------

From capital transactions:
       Net proceeds from units sold                                     159,760           643,709        26,811,002
       Cost of units redeemed                                            (2,100)          (16,310)      (30,279,595)
       Net transfers                                                    486,781         1,588,605        76,894,452
                                                                  -------------------------------------------------
   Increase (decrease) in net assets from capital transactions          644,441         2,216,004        73,425,859
                                                                  -------------------------------------------------

Increase (decrease) in net assets                                       614,792         2,253,232       (23,504,901)
Net assets at beginning of period                                             0                 0       762,515,917
                                                                  -------------------------------------------------
Net assets at end of period                                       $     614,792     $   2,253,232     $ 739,011,016
                                                                  =================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% (1):
   Units sold                                                                 0                 0
   Units redeemed                                                             0                 0
   Units transferred                                                          0                 0
                                                                  -------------------------------
Increase (decrease) in units outstanding                                      0                 0
Beginning units                                                               0                 0
                                                                  -------------------------------
Ending units                                                                  0                 0
                                                                  ===============================
Contracts with total expenses of 0.85% (2):
   Units sold                                                            11,577            52,809
   Units redeemed                                                           (88)             (427)
   Units transferred                                                     40,089           134,967
                                                                  -------------------------------
Increase (decrease) in units outstanding                                 51,578           187,349
Beginning units                                                               0                 0
                                                                  -------------------------------
Ending units                                                             51,578           187,349
                                                                  ===============================
Contracts with total expenses of 1.10%:
   Units sold                                                             3,976             7,518
   Units redeemed                                                             0              (821)
   Units transferred                                                      9,478            14,518
                                                                  -------------------------------
Increase in units outstanding                                            13,454            21,215
Beginning units                                                               0                 0
                                                                  -------------------------------
Ending units                                                             13,454            21,215
                                                                  ===============================
Contracts with total expenses of 1.25%:
   Units sold                                                                 0                 0
   Units redeemed                                                             0                 0
   Units transferred                                                          0                 0
                                                                  -------------------------------
Increase (decrease) in units outstanding                                      0                 0
Beginning units                                                               0                 0
                                                                  -------------------------------
Ending units                                                                  0                 0
                                                                  ===============================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

       (3) For the period from October 15, 2001 to April 30, 2002

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001


                                               Government
                                  Capital         and                     Aggressive      Alliance        Asset       Blue Chip
                                Appreciation  Quality Bond    Growth        Growth         Growth       Allocation      Growth
                                 Portfolio     Portfolio     Portfolio     Portfolio      Portfolio     Portfolio    Portfolio (3)
                                --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)  $  4,616,695  $  1,743,481  $  2,727,810  $  1,831,065  $  17,823,821  $    488,084  $    (226)
  Net realized gains (losses)
    from securities
    transactions                     (66,356)       43,778       (31,438)     (289,849)    (1,265,975)      (22,546)    (2,564)
  Change in net unrealized
    appreciation (depreciation)
    of investments               (14,062,611)    2,588,015    (7,428,051)   (9,029,235)   (60,805,293)     (997,599)   (12,626)
                                ----------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations        (9,512,272)    4,375,274    (4,731,679)   (7,488,019)   (44,247,447)     (532,061)   (15,416)
                                ----------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                         3,773,188       469,953     1,909,550     1,316,056      4,581,779       258,470     73,731
    Cost of units redeemed        (1,047,493)   (1,469,084)     (801,632)     (350,874)    (3,073,852)     (314,755)    (3,000)
    Net transfers                 13,918,656     4,437,102     5,670,554     2,508,331     16,883,112     1,976,379    167,305
                                ----------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                  16,644,351     3,437,971     6,778,472     3,473,513     18,391,039     1,920,094    238,036
                                ----------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                           7,132,079     7,813,245     2,046,793    (4,014,506)   (25,856,408)    1,388,033    222,620
Net assets at beginning of
  period                          43,084,148    42,749,529    28,227,370    22,507,346    145,802,979    11,936,801          0
                                ----------------------------------------------------------------------------------------------
Net assets at end of period     $ 50,216,227  $ 50,562,774  $ 30,274,163  $ 18,492,840  $ 119,946,571  $ 13,324,834  $ 222,620
                                ==============================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85% (1):
  Units sold                             818            25         1,549           463            694             0          0
  Units redeemed                           0             0             0             0              0             0          0
  Units transferred                        0             0             0             0              0             0          0
                                ----------------------------------------------------------------------------------------------
Increase in units outstanding            818            25         1,549           463            694             0          0
Beginning units                            0             0             0             0              0             0          0
                                ----------------------------------------------------------------------------------------------
Ending units                             818            25         1,549           463            694             0          0
                                ==============================================================================================
Contracts with total expenses
  of 0.85% (2):
  Units sold                         219,056        17,255       134,395        61,922        288,780        22,007      8,935
  Units redeemed                     (28,630)       (1,162)      (18,482)       (3,056)       (44,632)       (6,599)      (411)
  Units transferred                  884,703       115,432       353,628        99,593      1,336,668        82,787     22,456
                                ----------------------------------------------------------------------------------------------
Increase in units outstanding      1,075,129       131,525       469,541       158,459      1,580,816        98,195     30,980
Beginning units                      226,697        10,743        93,965        49,324        423,804        14,781          0
                                ----------------------------------------------------------------------------------------------
Ending units                       1,301,826       142,268       563,506       207,783      2,004,620       112,976     30,980
                                ==============================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                          10,818         1,528         6,102           324          8,877             0        335
  Units redeemed                          (1)            0             0             0              0             0          0
  Units transferred                      772           513           104            41          1,273             0          0
                                ----------------------------------------------------------------------------------------------
Increase in units outstanding         11,589         2,041         6,206           365         10,150             0        335
Beginning units                            0             0             0             0              0             0          0
                                ----------------------------------------------------------------------------------------------
Ending units                          11,589         2,041         6,206           365         10,150             0        335
                                ==============================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                          17,740        17,990        10,024        22,047         34,127         1,488          0
  Units redeemed                     (16,850)     (102,128)      (18,659)      (14,060)       (62,811)      (12,736)         0
  Units transferred                   56,610       222,589        51,541        36,011         64,867        56,846          0
                                ----------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         57,500       138,451        42,906        43,998         36,183        45,598          0
Beginning units                      878,168     3,159,021       795,149       907,848      2,826,566       593,068          0
                                ----------------------------------------------------------------------------------------------
Ending units                         935,668     3,297,472       838,055       951,846      2,862,749       638,666          0
                                ==============================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

       (3) For the period from September 5, 2000 to April 30, 2001

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)


                                     Cash        Corporate    Davis Venture  "Dogs" of      Emerging       Equity        Equity
                                  Management       Bond           Value      Wall Street     Markets       Income         Index
                                  Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                 --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)   $    720,729   $   452,959   $     78,746   $   142,367   $    78,147   $   (83,745)  $   (651,146)
  Net realized gains (losses)
    from securities
    transactions                      386,726           484         31,246      (109,560)     (314,082)       31,164       (120,289)
  Change in net unrealized
    appreciation (depreciation)
    of investments                     58,636       109,954     (2,752,290)      665,393    (1,759,674)      825,433     (9,049,467)
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations          1,166,091       563,397     (2,642,298)      698,200    (1,995,609)      772,852     (9,820,902)
                                 --------------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                            909,458       339,451      4,315,720        27,127       463,770       139,074        374,091
    Cost of units redeemed         (1,990,771)     (294,130)      (985,610)     (123,859)      (92,581)     (264,118)    (1,589,385)
    Net transfers                     788,319     1,422,141     17,234,595       137,780       952,856       458,076        988,961
                                 --------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                     (292,994)    1,467,462     20,564,705        41,048     1,324,045       333,032       (226,333)
                                 --------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                              873,097     2,030,859     17,922,407       739,248      (671,564)    1,105,884    (10,047,235)
Net assets at beginning of
  period                           26,580,662     7,697,683     26,851,195     5,626,770     5,887,543     6,976,576     67,412,119
                                 --------------------------------------------------------------------------------------------------
Net assets at end of period      $ 27,453,759   $ 9,728,542   $ 44,773,602   $ 6,366,018   $ 5,215,979   $ 8,082,460   $ 57,364,884
                                 ==================================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85% (1):
  Units sold                            1,701             5            719             0            90            18            201
  Units redeemed                            0             0              0             0             0             0              0
  Units transferred                         0             0              0             0             0             0              0
                                 --------------------------------------------------------------------------------------------------
Increase in units outstanding           1,701             5            719             0            90            18            201
Beginning units                             0             0              0             0             0             0              0
                                 --------------------------------------------------------------------------------------------------
Ending units                            1,701             5            719             0            90            18            201
                                 ==================================================================================================
Contracts with total expenses
  of 0.85% (2):
  Units sold                           35,875        24,833        338,407           528        37,781             0              0
  Units redeemed                      (19,647)       (7,949)       (44,853)          (14)       (2,338)            0              0
  Units transferred                    38,458        66,849      1,310,864        26,112       100,375             0              0
                                 --------------------------------------------------------------------------------------------------
Increase in units outstanding          54,686        83,733      1,604,418        26,626       135,818             0              0
Beginning units                         3,737         3,500        353,493         3,381        16,356             0              0
                                 --------------------------------------------------------------------------------------------------
Ending units                           58,423        87,233      1,957,911        30,007       152,174             0              0
                                 ==================================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                              223             0         15,331             0         2,733             0              0
  Units redeemed                            0             0             (2)            0             0             0              0
  Units transferred                       272            90          1,583             0             0             0              0
                                 --------------------------------------------------------------------------------------------------
Increase in units outstanding             495            90         16,912             0         2,733             0              0
Beginning units                             0             0              0             0             0             0              0
                                 --------------------------------------------------------------------------------------------------
Ending units                              495            90         16,912             0         2,733             0              0
                                 ==================================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                           39,847         5,831         11,369         2,422         9,295        13,192         36,266
  Units redeemed                     (139,837)      (15,855)       (17,133)      (14,456)      (10,177)      (24,875)      (155,213)
  Units transferred                    28,168        54,044         87,366       (12,729)          796        44,349         74,545
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         (71,822)       44,020         81,602       (24,763)          (86)       32,666        (44,402)
Beginning units                     2,131,823       600,023        748,416       665,329       588,449       705,007      6,227,727
                                 --------------------------------------------------------------------------------------------------
Ending units                        2,060,001       644,043        830,018       640,566       588,363       737,673      6,183,325
                                 ==================================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)


                                  Federated       Global         Global    Goldman Sachs   Growth-       Growth      High-Yield
                                    Value          Bond         Equities     Research      Income     Opportunities    Bond
                                  Portfolio      Portfolio     Portfolio   Portfolio (3)  Portfolio   Portfolio (3)  Portfolio
                                 ----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)   $    300,372   $   382,534   $  1,232,011   $    (210)  $  4,137,748   $     (58)  $   546,968
  Net realized gains (losses)
    from securities
    transactions                      (14,518)        2,656       (148,737)        (91)      (162,194)     (1,714)      (77,934)
  Change in net unrealized
    appreciation (depreciation)
    of investments                    240,524       189,808     (6,413,989)    (14,905)   (21,511,736)    (91,112)     (952,413)
                                 ----------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations            526,378       574,998     (5,330,715)    (15,206)   (17,536,182)    (92,884)     (483,379)
                                 ----------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                            369,587       106,161      1,132,471      52,673      4,198,086     156,562       192,244
    Cost of units redeemed           (243,243)     (141,785)      (392,135)     (3,014)    (2,462,637)     (1,551)     (181,921)
    Net transfers                   2,089,404       314,631      4,507,547     240,084     14,990,996     314,025       820,922
                                 ----------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                    2,215,748       279,007      5,247,883     289,743     16,726,445     469,036       831,245
                                 ----------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                            2,742,126       854,005        (82,832)    274,537       (809,737)    376,152       347,866
Net assets at beginning of
  period                            7,408,855     7,337,529     16,903,156           0     92,714,060           0     5,679,762
                                 ----------------------------------------------------------------------------------------------
Net assets at end of period      $ 10,150,981   $ 8,191,534   $ 16,820,324   $ 274,537   $ 91,904,323   $ 376,152   $ 6,027,628
                                 ==============================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85% (1):
  Units sold                                0           446            499           0            201           0            82
  Units redeemed                            0             0              0           0              0           0             0
  Units transferred                         0             0              0           0              0           0             0
                                 ----------------------------------------------------------------------------------------------
Increase in units outstanding               0           446            499           0            201           0            82
Beginning units                             0             0              0           0              0           0             0
                                 ----------------------------------------------------------------------------------------------
Ending units                                0           446            499           0            201           0            82
                                 ==============================================================================================
Contracts with total expenses
  of 0.85% (2):
  Units sold                           34,300         3,599         82,950       5,367        272,868      16,719        14,497
  Units redeemed                       (5,069)         (130)       (10,779)       (340)       (32,329)       (219)          (96)
  Units transferred                   148,480        12,552        352,244      26,148      1,097,005      38,357        63,559
                                 ----------------------------------------------------------------------------------------------
Increase in units outstanding         177,711        16,021        424,415      31,175      1,337,544      54,857        77,960
Beginning units                        49,962         1,149         81,597           0        335,543           0        13,058
                                 ----------------------------------------------------------------------------------------------
Ending units                          227,673        17,170        506,012      31,175      1,673,087      54,857        91,018
                                 ==============================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                              206             0          2,683           0          7,508           0             0
  Units redeemed                            0             0              0           0              2           0             0
  Units transferred                         0            44             73         326            769           0             0
                                 ----------------------------------------------------------------------------------------------
Increase in units outstanding             206            44          2,756         326          8,279           0             0
Beginning units                             0             0              0           0              0           0             0
                                 ----------------------------------------------------------------------------------------------
Ending units                              206            44          2,756         326          8,279           0             0
                                 ==============================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                            1,062         4,283          9,662           0         35,043           0         3,391
  Units redeemed                      (11,583)       (9,465)       (12,585)          0        (62,365)          0       (12,686)
  Units transferred                    33,090        12,610         36,607           0         92,892           0        14,570
                                 ----------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                          22,569         7,428         33,684           0         65,570           0         5,275
Beginning units                       422,715       510,047        587,483           0      2,435,756           0       375,438
                                 ----------------------------------------------------------------------------------------------
Ending units                          445,284       517,475        621,167           0      2,501,326           0       380,713
                                 ==============================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

       (3) For the period from August 1, 2000 to April 30, 2001

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)

                                International  International
                                 Diversified     Growth &      MFS Growth   MFS Mid-Cap    MFS Total      Putnam          Real
                                  Equities       Income         & Income      Growth        Return        Growth         Estate
                                  Portfolio     Portfolio      Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
From operations:
  Net investment income (loss)   $   987,316   $     94,287   $   (11,892)  $    11,399   $    27,415   $  4,711,210   $    49,271
  Net realized gains (losses)
    from securities
    transactions                    (327,563)       (91,668)          398       (17,034)        2,731       (408,951)       40,135
  Change in net unrealized
    appreciation (depreciation)
    of investments                (2,040,367)    (1,395,910)     (302,342)     (227,730)      202,510    (22,121,911)      221,483
                                 -------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from operations        (1,380,614)    (1,393,291)     (313,836)     (233,365)      232,656    (17,819,652)      310,889
                                 -------------------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units
      sold                           407,326      1,526,693       852,909     1,065,396       828,934      2,130,696        84,997
    Cost of units redeemed          (123,639)      (305,738)      (70,627)      (47,070)      (62,776)    (1,330,564)      (46,866)
    Net transfers                    977,278      4,832,275     4,052,042     3,344,487     2,728,402      6,016,293       408,052
                                 -------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    transactions                   1,260,965      6,053,230     4,834,324     4,362,813     3,494,560      6,816,425       446,183
                                 -------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                            (119,649)     4,659,939     4,520,488     4,129,448     3,727,216    (11,003,227)      757,072
Net assets at beginning of
  period                           6,156,122      9,280,600     1,197,632       417,469       513,605     62,089,445     1,722,290
                                 -------------------------------------------------------------------------------------------------
Net assets at end of period      $ 6,036,473   $ 13,940,539   $ 5,718,120   $ 4,546,917   $ 4,240,821   $ 51,086,218   $ 2,479,362
                                 =================================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses
  of 0.85% (1):
  Units sold                               0            213             0             0             0            371            17
  Units redeemed                           0              0             0             0             0              0             0
  Units transferred                        0              0             0             0             0              0             0
                                 -------------------------------------------------------------------------------------------------
Increase in units outstanding              0            213             0             0             0            371            17
Beginning units                            0              0             0             0             0              0             0
                                 -------------------------------------------------------------------------------------------------
Ending units                               0            213             0             0             0            371            17
                                 =================================================================================================
Contracts with total expenses
  of 0.85% (2):
  Units sold                          29,776        130,863        78,068        75,159        68,494        163,276         2,121
  Units redeemed                      (4,928)       (15,308)       (7,180)       (3,493)       (5,538)       (20,894)       (1,378)
  Units transferred                   84,014        415,645       396,657       242,176       241,919        500,344        12,591
                                 -------------------------------------------------------------------------------------------------
Increase in units outstanding        108,862        531,200       467,545       313,842       304,875        642,726        13,334
Beginning units                       30,627        132,522       114,191        30,505        50,264        177,965         2,461
                                 -------------------------------------------------------------------------------------------------
Ending units                         139,489        663,722       581,736       344,347       355,139        820,691        15,795
                                 =================================================================================================
Contracts with total expenses
  of 1.10%:
  Units sold                             555          1,190         4,769           271         4,588          2,816             0
  Units redeemed                           0             (1)            0             0             0             (1)            0
  Units transferred                      101            283           801            35             0            429            39
                                 -------------------------------------------------------------------------------------------------
Increase in units outstanding            656          1,472         5,570           306         4,588          3,244            39
Beginning units                            0              0             0             0             0              0             0
                                 -------------------------------------------------------------------------------------------------
Ending units                             656          1,472         5,570           306         4,588          3,244            39
                                 =================================================================================================
Contracts with total expenses
  of 1.25%:
  Units sold                           9,441          9,825             0             0             0         13,348         5,724
  Units redeemed                      (5,909)       (11,454)            0             0             0        (41,677)       (2,886)
  Units transferred                   14,492         37,516             0             0             0         23,487        24,697
                                 -------------------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                         18,024         35,887             0             0             0         (4,842)       27,535
Beginning units                      381,038        555,461             0             0             0      1,971,364       182,417
                                 -------------------------------------------------------------------------------------------------
Ending units                         399,062        591,348             0             0             0      1,966,522       209,952
                                 =================================================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                        AIG SUNAMERICA ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)

                                             Small
                                            Company       SunAmerica                    Telecom       Worldwide
                                             Value         Balanced     Technology      Utility      High Income
                                           Portfolio       Portfolio   Portfolio (3)   Portfolio      Portfolio         TOTAL
                                          ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $   715,985    $    468,239    $    (230)   $   214,813    $   207,543    $  44,043,508
  Net realized gains (losses) from
    securities transactions                    12,088        (169,387)        (269)       (91,715)       (11,178)      (3,194,206)
  Change in net unrealized appreciation
    (depreciation) of investments            (183,389)    (16,044,812)     (29,674)      (597,879)      (350,698)    (173,073,957)
                                          ---------------------------------------------------------------------------------------
  Increase (decrease) in net assets
    from operations                           544,684     (15,745,960)     (30,173)      (474,781)      (154,333)    (132,224,655)
                                          ---------------------------------------------------------------------------------------

From capital transactions:
    Net proceeds from units sold              133,638       1,621,768       57,384        126,446        161,156       34,156,545
    Cost of units redeemed                    (75,101)     (2,935,361)         (59)      (190,253)       (39,778)     (21,055,262)
    Net transfers                             929,630       4,275,291       76,035        507,643        399,783      119,368,987
                                          ---------------------------------------------------------------------------------------
  Increase (decrease) in net assets
    from capital transactions                 988,167       2,961,698      133,360        443,836        521,161      132,470,270
                                          ---------------------------------------------------------------------------------------

Increase (decrease) in net assets           1,532,851     (12,784,262)     103,187        (30,945)       366,828          245,615
Net assets at beginning of period           3,298,998      97,606,138            0      6,809,449      1,794,471      762,270,302
                                          ---------------------------------------------------------------------------------------
Net assets at end of period               $ 4,831,849    $ 84,821,876    $ 103,187    $ 6,778,504    $ 2,161,299    $ 762,515,917
                                          =======================================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of
  0.85% (1):
  Units sold                                      211             399            0            161              0
  Units redeemed                                    0               0            0              0              0
  Units transferred                                 0               0            0              0              0
                                          ----------------------------------------------------------------------
Increase in units outstanding                     211             399            0            161              0
Beginning units                                     0               0            0              0              0
                                          ----------------------------------------------------------------------
Ending units                                      211             399            0            161              0
                                          ======================================================================
Contracts with total expenses of
  0.85% (2):
  Units sold                                        0          74,782        7,949          9,224         14,362
  Units redeemed                                    0          (8,485)         (13)        (4,153)        (1,370)
  Units transferred                                 0         271,940       15,647         55,446         14,515
                                          ----------------------------------------------------------------------
Increase in units outstanding                       0         338,237       23,583         60,517         27,507
Beginning units                                     0          93,619            0          9,175          3,802
                                          ----------------------------------------------------------------------
Ending units                                        0         431,856       23,583         69,692         31,309
                                          ======================================================================
Contracts with total expenses of
  1.10%:
  Units sold                                        0             265            0            104              0
  Units redeemed                                    0               0            0              0              0
  Units transferred                                 0               0            0              0              0
                                          ----------------------------------------------------------------------
Increase in units outstanding                       0             265            0            104              0
Beginning units                                     0               0            0              0              0
                                          ----------------------------------------------------------------------
Ending units                                        0             265            0            104              0
                                          ======================================================================
Contracts with total expenses of
  1.25%:
  Units sold                                    9,479          44,759            0          2,552            889
  Units redeemed                               (5,575)       (155,459)           0        (10,793)        (1,684)
  Units transferred                            67,925          60,951            0         (1,828)        15,975
                                          ----------------------------------------------------------------------
Increase (decrease) in units
  outstanding                                  71,829         (49,749)           0        (10,069)        15,180
Beginning units                               260,742       4,976,910            0        457,503        110,742
                                          ----------------------------------------------------------------------
Ending units                                  332,571       4,927,161            0        447,434        125,922
                                          ======================================================================

       (1) Offered in Polaris Plus product.

       (2) Offered in Polaris II Asset Manager and Polaris II A-Class products.

       (3) For the period from August 1, 2000 to April 30, 2001


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.      ORGANIZATION

        Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. However, the Company is continuing to do business as Anchor National Life Insurance Company. It is currently anticipated that the Company will seek regulatory approval to change its name in each state in which it does business to AIG SunAmerica Life Assurance Company effective sometime in the first quarter of 2003. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

        The Separate Account offers the following products: Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class.

        The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

        The Separate Account is composed of thirty-six variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of (1) one of the three currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) one of the thirty currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), or (3) one of the three currently available investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"). The Anchor Trust, the SunAmerica Trust, and the Van Kampen Trust (the "Trusts") are each diversified open-ended investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor and SunAmerica Trusts are affiliated investment companies. The participant may elect to have investments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the thirty-six Variable Accounts and do not include balances allocated to the General Account.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.      ORGANIZATION (continued)

        The inception dates of the thirty-six individual funds in the Separate Account are the following: October 15, 2001 for Van Kampen LIT Comstock, Van Kampen LIT Emerging Growth, and Van Kampen LIT Growth and Income Portfolios; September 5, 2000 for the Blue Chip Growth Portfolio; August 22, 2000 for the Growth Opportunities Portfolio; August 21, 2000 for the Technology Portfolio; August 1, 2000 for the Goldman Sachs Research; November 1, 1999 for the MFS Growth and Income and MFS Mid-Cap Growth Portfolios; October 28, 1999 for the MFS Total Return Portfolio; March 31, 1999 for the Worldwide High Income and Real Estate Portfolios; March 24, 1999 for the International Growth & Income Portfolio; March 23, 1999 for the Cash Management, Corporate Bond, Asset Allocation, Equity Income, Emerging Markets, and Small Company Value Portfolios; March 19, 1999 for the Government & Quality Bond, Growth, Capital Appreciation, Global Bond, High-Yield Bond, Growth & Income, Davis Venture Value, Putnam Growth, Alliance Growth, Global Equities, Telecom Utility, SunAmerica Balanced, Federated Value, Aggressive Growth, International Diversified Equities, "Dogs" of Wall Street, and Equity Index Portfolios.

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the fair value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

        FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

        USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

3.      CHARGES AND DEDUCTIONS

        Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

        WITHDRAWAL CHARGE: The contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 6% of any amount withdrawn that exceed the free withdrawal amount.

        MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio, depending on the benefit options elected for each product, is as follows: Polaris Plus, 0.85% or 1.25%, and Polaris II Asset Manager and Polaris II A-Class, 0.85% or 1.10%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

        DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

        TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying statement of changes in net assets.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.      CHARGES AND DEDUCTIONS (continued)

        INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. Thefee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying statement of changes in net assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

        PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

        SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.     PURCHASES AND SALES OF INVESTMENTS

       The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2002 consist of the following:

                                                           Cost of          Proceeds
                                                            Shares            from
        Portfolios                                         Acquired        Shares Sold
        ----------                                        -----------      -----------
        ANCHOR TRUST:
        Capital Appreciation Portfolio                    $22,534,729      $ 2,444,703
        Government and Quality Bond Portfolio               9,726,009        5,127,174
        Growth Portfolio                                   11,047,554        1,424,795

        SUNAMERICA TRUST:
        Aggressive Growth Portfolio                       $ 5,048,461      $ 2,328,696
        Alliance Growth Portfolio                          19,220,319        7,676,117
        Asset Allocation Portfolio                          3,235,470        1,785,456
        Blue Chip Growth Portfolio                            596,582           41,692
        Cash Management Portfolio                           9,991,136       10,845,469
        Corporate Bond Portfolio                            4,864,075        1,983,409
        Davis Venture Value Portfolio                      25,607,995        1,794,577
        "Dogs" of Wall Street Portfolio                     1,847,881        1,147,417
        Emerging Markets Portfolio                          2,945,998        2,931,947
        Equity Income Portfolio                             1,021,937          423,479
        Equity Index Portfolio                              1,814,534        3,852,070
        Federated Value Portfolio                           4,156,362          668,407
        Global Bond Portfolio                               1,742,217          819,274
        Global Equities Portfolio                           4,322,958        1,404,343
        Goldman Sachs Research Portfolio                      433,491           37,977
        Growth-Income Portfolio                            14,305,409        5,631,688
        Growth Opportunities Portfolio                        184,407           69,229
        High-Yield Bond Portfolio                           2,542,683        1,095,804
        International Diversified Equities Portfolio        2,085,611        1,195,813
        International Growth & Income Portfolio             5,919,841        3,001,581
        MFS Growth and Income Portfolio                     5,187,339          816,845
        MFS Mid-Cap Growth Portfolio                        3,087,383          921,801
        MFS Total Return Portfolio                         13,461,840          230,077
        Putnam Growth Portfolio                             4,151,615        4,355,673
        Real Estate Portfolio                               1,951,933          455,889
        Small Company Value Portfolio                       2,942,148          944,371
        SunAmerica Balanced Portfolio                       7,193,241        7,122,821

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.      PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of          Proceeds
                                                            Shares            from
        Portfolios                                         Acquired        Shares Sold
                                                          -----------      -----------
        SUNAMERICA TRUST (continued):
        Technology Portfolio                              $   114,042      $    27,719
        Telecom Utility Portfolio                             649,596          733,821
        Worldwide High Income Portfolio                       574,966          252,397

        VAN KAMPEN TRUST: *
        Comstock Portfolio                                $ 5,097,661      $    60,842
        Emerging Growth Portfolio                             646,117            2,603
        Growth and Income Portfolio                         2,253,857           31,985

      * For the period from October 15, 2001 (effective date) to April 30, 2002

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.      UNIT VALUES

        A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and net investment income ratios for the period ended April 30, 2002 follows:


                                                                              Ratio of
                                                   Net Assets                expenses to      Ratio of
                                          -----------------------------       average        investment          Total
                                           Unit Value                        net assets      income to           Return
                                            Lowest to          Total           Lowest         average           Lowest to
          Units                            Highest ($)       Value ($)      to Highest (1)  net assets (3)     Highest (4)
-------------------------                 --------------     ----------     --------------  -------------- -------------------
Capital Appreciation Portfolio
        3,065,679                          7.30 to 31.69     50,711,970     0.85% to 1.25%       0.25%      -15.26% to -14.92%

Government and Quality Bond Portfolio
        3,705,363                         11.38 to 15.70     56,444,402     0.85% to 1.25%       4.34%          5.79% to 6.22%

Growth Portfolio
        1,992,150                          7.73 to 25.65     31,805,872     0.85% to 1.25%       0.14%      -11.97% to -11.61%

Aggressive Growth Portfolio
        1,103,249                          5.08 to 13.07     13,297,839     0.85% to 1.25%       0.42%      -24.04% to -23.73%

Alliance Growth Portfolio
        5,535,320                          5.67 to 28.66     97,221,210     0.85% to 1.25%       0.00%      -20.20% to -19.88%

Asset Allocation Portfolio
          871,609                          9.59 to 18.33     13,635,471     0.85% to 1.25%       3.34%        -4.01% to -3.63%

Blue Chip Growth Portfolio
          120,407                           5.62 to 5.64        679,101     0.85% to 1.10%       0.06%      -20.83% to -20.64%

Cash Management Portfolio
        2,019,793                         10.51 to 13.18     26,214,963     0.85% to 1.25%       3.98%     -0.21% to 0.22% (2)

Corporate Bond Portfolio
          934,852                         10.52 to 14.36     12,670,300     0.85% to 1.25%       5.50%          5.20% to 5.62%

Davis Venture Value Portfolio
        4,325,979                          9.02 to 25.68     56,606,074     0.85% to 1.25%       0.49%        -8.93% to -8.57%

"Dogs" of Wall Street Portfolio
          727,879                         10.18 to 11.60      7,507,418     0.85% to 1.25%       2.16%          7.85% to 8.29%

Emerging Markets Portfolio
          739,403                          7.37 to 10.01      5,654,737     0.85% to 1.25%       0.28%          9.27% to 9.76%

Equity Income Portfolio
          790,453                         10.38 to 10.48      8,280,359     0.85% to 1.25%       1.67%        -4.39% to -4.01%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        5.      UNIT VALUES (Continued)

                                                                                     Ratio of
                                                            Net Assets              expenses to      Ratio of
                                                 -----------------------------       average        investment          Total
                                                  Unit Value                        net assets      income to           Return
                                                   Lowest to           Total           Lowest         average          Lowest to
            Units                                 Highest ($)        Value ($)     to Highest (1)  net assets (3)     Highest (4)
        --------------                           --------------     ----------     --------------  -------------- ------------------
Equity Index Portfolio
        5,913,603                                  7.20 to 7.97     47,100,945     0.85% to 1.25%       0.81%     -14.14% to -13.81%

Federated Value Portfolio
          968,846                                 9.83 to 15.94     12,456,497     0.85% to 1.25%       1.27%       -8.03% to -7.67%

Global Bond Portfolio
          560,409                                10.76 to 15.80      8,628,048     0.85% to 1.25%       9.06%         2.24% to 2.69%

Global Equities Portfolio
        1,238,372                                 7.05 to 16.27     14,260,497     0.85% to 1.25%       0.10%     -18.59% to -18.26%

Goldman Sachs Research Portfolio
           87,811                                  6.07 to 6.09        534,501     0.85% to 1.10%       0.00%     -30.33% to -30.14%

Growth-Income Portfolio
        4,836,055                                 7.43 to 25.71     81,959,764     0.85% to 1.25%       0.78%     -15.27% to -14.92%

Growth Opportunities Portfolio
           75,698                                  5.01 to 5.24        379,270     0.85% to 1.10%       0.01%      -27.11 to -26.93%

High-Yield Bond Portfolio
          556,317                                 8.73 to 12.74      6,337,878     0.85% to 1.25%      13.39%       -6.34% to -5.95%

International Diversified Equities Portfolio
          616,557                                 6.61 to 10.24      5,524,611     0.85% to 1.25%       0.00%     -16.98% to -16.64%

International Growth & Income Portfolio
        1,529,262                                 7.63 to 11.01     14,502,139     0.85% to 1.25%       0.31%     -12.90% to -12.55%

MFS Growth & Income Portfolio
        1,038,423                                  8.20 to 8.22      8,539,104     0.85% to 1.10%       0.59%     -15.74% to -15.53%

MFS Mid-Cap Growth Portfolio
          468,320                                  8.24 to 8.27      3,871,747     0.85% to 1.10%       0.00%     -37.49% to -37.32%

MFS Total Return Portfolio
        1,469,115                                11.82 to 11.86     17,418,122     0.85% to 1.10%       1.59%         0.33% to 0.59%

Putnam Growth Portfolio
        2,811,912                                 6.06 to 17.54     38,564,294     0.85% to 1.25%       0.00%     -21.93% to -21.61%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.      UNIT VALUES (Continued)

                                                                        Ratio of
                                              Net Assets              expenses to       Ratio of
                                    -----------------------------       average        investment             Total
                                      Unit Value                       net assets      income to              Return
                                      Lowest to           Total          Lowest         average             Lowest to
            Units                    Highest ($)        Value ($)     to Highest (1)  net assets (3)        Highest (4)
        --------------              --------------     ----------     --------------  -------------- ------------------------

Real Estate Portfolio
          340,849                   12.27 to 14.32      4,325,632     0.85% to 1.25%       2.83%             12.98% to 13.44%

Small Company Portfolio
          459,017                   11.57 to 16.63      7,626,802     0.85% to 1.25%       0.00%             14.49% to 14.96%

SunAmerica Balanced Portfolio
        5,247,157                    7.06 to 14.30     71,012,625     0.85% to 1.25%       2.20%           -12.80% to -12.45%

Technology Portfolio
           49,194                     2.50 to 2.51        123,314     0.85% to 1.10%       0.00%           -42.89% to -42.70%

Telecom Utility Portfolio
          501,860                    7.31 to 10.77      5,128,284     0.85% to 1.25%       3.44%           -21.36% to -20.48%

Worldwide High Income Portfolio
          166,212                    9.71 to 14.68      2,214,342     0.85% to 1.25%      13.23%              -0.40% to 0.00%

Comstock Portfolio
          489,178                   10.02 to 10.03      4,904,860     0.85% to 1.10%       0.66%       0.17% (5) to 0.27% (5)

Emerging Growth Portfolio
           65,032                     9.45 to 9.47        614,792     0.85% to 1.10%       0.07%     -5.51% (5) to -5.29% (5)

Growth & Income Portfolio
          208,564                   10.78 to 10.81      2,253,232     0.85% to 1.10%       1.03%       7.76% (5) to 8.07% (5)

(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the annualized effective yield for the 7 day period ended April 30, 2002.

(3) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(4) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

(5)     For the period from October 15, 2001 (effective date) to April 30, 2002.

                          PART C -- OTHER INFORMATION

Item 24.      Financial Statements And Exhibits


(a)     Financial Statements

         The following financial statements are included in Part A of the Registration Statement:

                  None

          The following financial statements are included in Part B of the Registration Statement:





                  Financial Statements of Variable Annuity Account Seven at April 30, 2002, for the two years ended April 30, 2002 and 2001.



(b)      Exhibits

(1)       Resolutions Establishing Separate Account.......... **
(2)       Custody Agreements................................. Not Applicable
(3)       (a) Form of Distribution Contract.................. ***
          (b) Form of Selling Agreement...................... ***
(4)       (a) Variable Annuity Contract...................... ***
          (b) Variable Annuity Certificate................... ***
          (c) Tax Sheltered Annuity (403(b)) Endorsement..... ***
(5)       Application for Contract........................... ***

(6)       Depositor -- Corporate Documents
          (a) Certificate of Incorporation................... *
          (b) By-Laws........................................ *

(7)       Reinsurance Contract............................... Not Applicable
(8)       Form of Fund Participation Agreement............... ***
          (a) Anchor Series Trust............................ ***
          (b) SunAmerica Series Trust........................ ***
(9)       Opinion of Counsel................................. ***
          Consent of Counsel................................. ***
(10)      Consent of Independent Accountants................. Filed Herewith
(11)      Financial Statements Omitted from Item 23.......... Not Applicable
(12)      Initial Capitalization Agreement................... Not Applicable
(13)      Performance Computations........................... Not Applicable

(14)      Diagram and Listing of All Persons Directly
          or Indirectly Controlled By or Under Common
          Control with Anchor National, the Depositor
          of Registrant...................................... *

(15)      Powers of Attorney................................. +

* Previously filed in Registration Statement of Anchor National and Variable Annuity Account Seven (333-6511 and 811-09003) Post Effective Amendment Nos. 8 and 9 on April 10, 2002.


** Previously Filed in initial Registration Statement of Anchor National and Variable Annuity Account
          Seven (333-63511 and 811-09003).


*** Previously Filed in Registration Statement of Anchor National and Variable Annuity Account
          Seven (333-63511 and 811-09003) Pre-Effective
          Amendment No. 2.


+ Previously filed in Registration Statement of Anchor National and Variable Annuity Account Seven (333-63511 and 811-09003) Post Effective Amendment Nos. 6 & 7 on April 12, 2001.



Item 25.  Directors and Officers of the Depositor

         The officers and directors of Anchor National are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                             POSITION
----                             --------
Jay S. Wintrob                   Director and Chief Executive Officer
Marc H. Gamsin                   Director and Senior Vice President
Jana W. Greer                    Director and President
James R. Belardi                 Director and Senior Vice President
N. Scott Gillis                  Director and Senior Vice President

NAME                                      POSITION
----                                      --------
Edwin Raquel                              Senior Vice President and
                                          Chief Actuary
Gregory M. Outcalt                        Senior Vice President


Edward P. Nolan*                          Vice President
Scott H. Richland                         Vice President
Stuart R. Polakov                         Vice President
Christine A. Nixon                        Vice President and Secretary
Lawrence A. Goldman                       Vice President and Assistant
                                          Secretary
Maurie Hebert                             Vice President and Controller
Mark Zaeske                               Treasurer
J. Franklin Grey                          Vice President
Ron Tani                                  Vice President
Virginia N. Puzon                         Assistant Secretary


------------------------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525


Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

         The Registrant is a Separate Account of Anchor National (the "Depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 which is incorporated herein by reference. As of January 4, 1999, Anchor National became an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K/A, SEC file no. 001-08787 filed April 2, 2002.

Item 27.  Number Of Contract Owners


        As of July 1, 2002, the number of contracts funded by Variable
Annuity Account Seven of Anchor National (portion relating to The Polaris Plus Variable Annuity) was 27,173, all of which were Qualified Contracts.


Item 28.  Indemnification

        None.

Item 29.  Principal Underwriter

        SunAmerica Capital Services, Inc. serves as distributor to the Registrant.

        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.


Name                               Position with Distributor
----                               -------------------------
J. Steven Neamtz                   Director,* President and Chief Executive
                                   Officer
Robert M. Zakem                    Director, Executive Vice President,
                                   General Counsel &
                                   Assistant Secretary
Peter A. Harbeck                   Director
James Nichols                      Vice President
Christine Nixon                    Secretary
Lawrence Goldman                   Assistant Secretary
Virginia Puzon                     Assistant Secretary

               Net Distribution   Compensation on
Name of        Discounts and      Redemption or     Brokerage
Distributor    Commissions        Annuitization     Commissions    Commissions*
-----------    ----------------   ---------------   -----------    ------------
SunAmerica          None               None              None           None
Capital
Services, Inc.
--------------------
*Distribution fee is paid by Anchor National.

SunAmerica Capital Services, Inc. also acts as the principal underwriter:


    - Variable Separate Account
    - Presidential Variable Account One
    - FS Variable Separate Account
    - Variable Annuity Account One
    - FS Variable Annuity Account One
    - Variable Annuity Account Five
    - FS Variable Annuity Account Five
    - FS Variable Annuity Account Nine
    - SunAmerica Income Funds
    - SunAmerica Equity Funds
    - SunAmerica Money Market Funds, Inc.
    - Style Select Series, Inc.
    - SunAmerica Strategic Investment Series, Inc.



Item 30.  Location of Accounts and Records

         Anchor National, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

Item 31.  Management Services

        Not Applicable.


Item 32.  Undertakings

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.  Representation

(a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 concerning the redeemability of Section 403(b) annuity Contracts (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: The Company and Registrant represent that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 16 day of August, 2002.


                     VARIABLE ANNUITY ACCOUNT SEVEN
                                  (Registrant)

                     By: ANCHOR NATIONAL
                                   (Depositor)


                     By:     /s/ JAY S. WINTROB
                         --------------------------
                                Jay S. Wintrob

                          Chief Executive Officer



                      ANCHOR NATIONAL
                                   (Depositor)


                     By:     /s/ JAY S. WINTROB
                         --------------------------
                                Jay S. Wintrob

                          Chief Executive Officer



        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacity and on the dates indicated.



SIGNATURE                               TITLE                         DATE
---------                               -----                         ----
Jay S. Wintrob*               Chief Executive Officer            August 16, 2002
----------------------         (Principal Executive
Jay S. Wintrob                       Officer)

N. Scott Gillis*          Senior Vice President and Director     August 16, 2002
----------------------         (Principal Financial
N. Scott Gillis                      Officer)

Marc H. Gamsin*              Senior Vice President               August 16, 2002
----------------------            and Director
Marc H. Gamsin

James R. Belardi*            Senior Vice President and           August 16, 2002
----------------------               Director
James R. Belardi

Jana W. Greer*                President and Director             August 16, 2002
----------------------
Jana W. Greer

Maurice Hebert*                   Vice President                 August 16, 2002
----------------------            and Controller
Maurice Hebert            (Principal Accounting Officer)

/s/ Christine A. Nixon            Attorney-in-Fact               August 16, 2002
----------------------
Christine A. Nixon


Date: August 16, 2002

 *Attorney in Fact

                                  EXHIBIT INDEX


Exhibit               Description
-------               -----------
Exhibit 10          Consent of Independent Accountants